UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

Parnassus Funds (811-04044) and Parnassus Funds II (811-06673)

Parnassus Funds

Parnassus Funds II

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip Code)

Marc C. Mahon

Parnassus Funds

Parnassus Funds II

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

Parnassus Core Equity Fund

Ticker - PRBLX

Class - Investor Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$42	0.82%Footnote Reference1

1 Annualized.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Consumer Staples	2.7%
Real Estate	2.8%
Communication Services	4.5%
Materials	5.4%
Consumer Discretionary	10.2%
Health Care	11.5%
Industrials	11.6%
Financials	16.8%
Information Technology	34.1%

Key Fund Statistics

Total Net Assets	$28,534,414,238
# of Portfolio Holdings	40
Portfolio Turnover Rate	11.16%
Advisory Fees Paid	$76,648,562

Top Ten Holdings (%)*

Microsoft Corp.	6.9%
NVIDIA Corp.	6.4%
Amazon.com Inc.	6.1%
Alphabet Inc., Class A	4.5%
Deere & Co.	4.0%
Waste Management Inc.	3.6%
Intercontinental Exchange Inc.	3.4%
Danaher Corp.	3.3%
Broadcom Inc.	3.2%
Mastercard Inc., Class A	3.0%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PRBLX2025-JUNE

Parnassus Core Equity Fund

Ticker - PRILX

Class - Institutional Shares

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$31	0.61%Footnote Reference1

1 Annualized.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Consumer Staples	2.7%
Real Estate	2.8%
Communication Services	4.5%
Materials	5.4%
Consumer Discretionary	10.2%
Health Care	11.5%
Industrials	11.6%
Financials	16.8%
Information Technology	34.1%

Key Fund Statistics

Total Net Assets	$28,534,414,238
# of Portfolio Holdings	40
Portfolio Turnover Rate	11.16%
Advisory Fees Paid	$76,648,562

Top Ten Holdings (%)*

Microsoft Corp.	6.9%
NVIDIA Corp.	6.4%
Amazon.com Inc.	6.1%
Alphabet Inc., Class A	4.5%
Deere & Co.	4.0%
Waste Management Inc.	3.6%
Intercontinental Exchange Inc.	3.4%
Danaher Corp.	3.3%
Broadcom Inc.	3.2%
Mastercard Inc., Class A	3.0%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PRILX2025-JUNE

Parnassus Core Select ETF

NYSE - PRCS

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Parnassus Core Select ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Core Select ETF	$30	0.58%Footnote Reference1

1 Annualized.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Real Estate	2.7%
Materials	5.3%
Communication Services	5.8%
Consumer Discretionary	10.7%
Health Care	11.3%
Industrials	12.2%
Financials	17.9%
Information Technology	33.7%

Key Fund Statistics

Total Net Assets	$50,086,145
# of Portfolio Holdings	26
Portfolio Turnover Rate	10.48%
Advisory Fees Paid	$70,986

Top Ten Corporate Holdings (%)*

Microsoft Corp.	10.2%
Amazon.com Inc.	7.5%
NVIDIA Corp.	6.5%
Danaher Corp.	5.9%
Alphabet Inc., Class A	5.8%
Waste Management Inc.	5.1%
Deere & Co.	4.9%
Applied Materials Inc.	4.2%
Intercontinental Exchange Inc.	4.1%
Apple Inc.	4.0%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: (855) 514-4443

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PRCS2025-JUNE

Parnassus Value Select ETF

NYSE - PRVS

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about Parnassus Value Select ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Value Select ETF	$30	0.59%Footnote Reference1

1 Annualized.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.1%
Consumer Staples	3.0%
Materials	3.3%
Real Estate	4.2%
Utilities	4.3%
Communication Services	10.7%
Consumer Discretionary	10.8%
Industrials	11.3%
Health Care	12.6%
Information Technology	18.6%
Financials	21.1%

Key Fund Statistics

Total Net Assets	$7,453,289
# of Portfolio Holdings	27
Portfolio Turnover Rate	22.00%
Advisory Fees Paid	$16,067

Top Ten Corporate Holdings (%)*

S&P Global Inc.	4.8%
Microsoft Corp.	4.8%
Visa Inc., Class A	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Deere & Co.	4.4%
Brookfield Renewable Corp.	4.3%
JPMorgan Chase & Co.	4.3%
CBRE Group Inc., Class A	4.2%
The Charles Schwab Corp.	4.1%
AstraZeneca plc, ADR	4.1%

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting period.

Additional Information

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: (855) 514-4443

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

PRVS2025-JUNE

Item 2. Code of Ethics.

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	Included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Parnassus Funds Semiannual Financial Statements and Other Information

June 30, 2025

Parnassus Core Equity FundSM

Investor Shares: PRBLX | Institutional Shares: PRILX

Parnassus Growth Equity FundSM

Investor Shares: PFGEX | Institutional Shares: PFPGX

Parnassus Value Equity FundSM

Investor Shares: PARWX | Institutional Shares: PFPWX

Parnassus Mid Cap FundSM

Investor Shares: PARMX | Institutional Shares: PFPMX

Parnassus Mid Cap Growth FundSM

Investor Shares: PARNX | Institutional Shares: PFPRX

Parnassus International Equity FundSM

Investor Shares: PRBRX | Institutional Shares: PFPEX

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Core Equity Fund

Portfolio of Investments as of June 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.2%)
Bank of America Corp.	13,044,001	617,242,127

Biotechnology (2.2%)
Vertex Pharmaceuticals Inc. [q]	1,375,555	612,397,086

Capital Markets (6.0%)
Intercontinental Exchange Inc.	5,317,026	975,514,760
S&P Global Inc.	1,375,428	725,249,430

		1,700,764,190

Chemicals (3.8%)
Linde plc	1,576,622	739,719,510
The Sherwin-Williams Co.	988,917	339,554,541

		1,079,274,051

Commercial Services & Supplies (3.6%)
Waste Management Inc.	4,579,744	1,047,937,022

Containers & Packaging (1.6%)
Ball Corp.	8,019,271	449,800,910

Diversified Financial Services (5.0%)
Fiserv Inc. [q]	3,375,065	581,894,957
Mastercard Inc., Class A	1,511,683	849,475,145

		1,431,370,102

Equity Real Estate Investment Trusts (2.8%)
Realty Income Corp.	14,003,125	806,720,031

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	373,814	370,053,431

Health Care Equipment & Supplies (2.0%)
Stryker Corp.	1,435,087	567,763,470

Hotels, Restaurants & Leisure (1.5%)
Marriott International Inc., Class A	1,572,277	429,561,799

Household Products (1.4%)
The Procter & Gamble Co.	2,570,626	409,552,134

Insurance (3.6%)
Brown & Brown Inc.	5,095,027	564,885,644
Marsh & McLennan Companies Inc.	2,136,280	467,076,259

		1,031,961,903

Interactive Media & Services (4.5%)
Alphabet Inc., Class A	7,352,999	1,295,819,014

Equities	Shares	Market Value ($)

Life Sciences Tools & Services (5.5%)
Danaher Corp.	4,754,621	939,227,832
Thermo Fisher Scientific Inc.	1,585,080	642,686,537

		1,581,914,369

Machinery (4.0%)
Deere & Co.	2,238,226	1,138,115,539

Multiline Retail (6.1%)
Amazon.com Inc. [q]	7,865,539	1,725,620,601

Pharmaceuticals (1.9%)
Eli Lilly & Co.	678,026	528,541,608

Professional Services (2.2%)
Equifax Inc.	1,316,292	341,406,656
Verisk Analytics Inc., Class A	911,942	284,069,933

		625,476,589

Semiconductors & Semiconductor Equipment (13.8%)
Advanced Micro Devices Inc. [q]	2,786,624	395,421,946
Applied Materials Inc.	2,312,676	423,381,595
Broadcom Inc.	3,337,777	920,058,230
KLA Corp.	430,715	385,808,654
NVIDIA Corp.	11,511,602	1,818,718,000

		3,943,388,425

Software (18.2%)
Intuit Inc.	910,162	716,870,896
Microsoft Corp.	3,954,435	1,966,975,513
Oracle Corp.	1,795,800	392,615,754
Salesforce Inc.	1,981,666	540,380,502
ServiceNow Inc. [q]	510,769	525,111,394
Synopsys Inc. [q]	1,096,213	562,006,481
Workday Inc., Class A [q]	2,049,980	491,995,200

		5,195,955,740

Specialty Retail (2.6%)
AutoZone Inc. [q]	202,410	751,392,474

Technology Hardware, Storage & Peripherals (2.1%)
Apple Inc.	2,884,711	591,856,156

Trading Companies & Distributors (1.7%)
Ferguson Enterprises Inc.	2,209,612	481,143,013

Total investment in equities (99.6%) (cost $19,946,720,558)		28,413,621,784

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Core Equity Fund

Portfolio of Investments as of June 30, 2025 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.6%)
Citibank, New York	3.68%	07/01/2025	140,721,014	140,721,014
SEB, Stockholm	3.68%	07/01/2025	26,669,220	26,669,220

				167,390,234

Total short-term securities (0.6%) (cost $167,390,234)				167,390,234

Total securities (100.2%) (cost $20,114,110,792)				28,581,012,018

Other assets and liabilities (-0.2%)				(46,597,780)

Total net assets (100.0%)				28,534,414,238

q This security is non-income producing.

plc Public Limited Company

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Growth Equity Fund

Portfolio of Investments as of June 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Biotechnology (4.6%)
Insmed Inc. [q]	7,295	734,169
Natera Inc. [q]	7,678	1,297,121
Vertex Pharmaceuticals Inc. [q]	2,573	1,145,500

		3,176,790

Capital Markets (3.7%)
Ares Management Corp., Class A	7,573	1,311,644
S&P Global Inc.	2,407	1,269,187

		2,580,831

Chemicals (2.2%)
Linde plc	1,954	916,778
The Sherwin-Williams Co.	1,794	615,988

		1,532,766

Diversified Financial Services (4.0%)
Visa Inc., Class A	7,781	2,762,644

Electrical Equipment (1.8%)
GE Vernova Inc.	2,424	1,282,660

Entertainment (2.3%)
Netflix Inc. [q]	1,196	1,601,599

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	1,188	1,176,049

Health Care Equipment & Supplies (4.2%)
Boston Scientific Corp. [q]	14,705	1,579,464
Intuitive Surgical Inc. [q]	2,497	1,356,895

		2,936,359

Hotels, Restaurants & Leisure (3.4%)
Chipotle Mexican Grill Inc., Class A [q]	17,930	1,006,769
DoorDash Inc., Class A [q]	5,547	1,367,391

		2,374,160

Insurance (1.9%)
Brown & Brown Inc.	11,896	1,318,909

Interactive Media & Services (5.0%)
Alphabet Inc., Class A	19,702	3,472,083

IT Services (1.4%)
Cloudflare Inc., Class A [q]	4,854	950,559

Life Sciences Tools & Services (1.1%)
Thermo Fisher Scientific Inc.	1,940	786,592

Machinery (1.7%)
Deere & Co.	2,278	1,158,340

Equities	Shares	Market Value ($)

Multiline Retail (6.9%)
Amazon.com Inc. [q]	15,164	3,326,830
MercadoLibre Inc. [q]	551	1,440,110

		4,766,940

Pharmaceuticals (2.6%)
Eli Lilly & Co.	2,335	1,820,203

Semiconductors & Semiconductor Equipment (22.5%)
Advanced Micro Devices Inc. [q]	8,291	1,176,493
Applied Materials Inc.	7,326	1,341,171
ASML Holding NV	1,288	1,032,190
Broadcom Inc.	12,765	3,518,672
NVIDIA Corp.	43,200	6,825,168
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,884	1,785,647

		15,679,341

Software (23.3%)
Appfolio Inc., Class A [q]	6,307	1,452,376
Atlassian Corp., Class A [q]	3,357	681,773
Datadog Inc., Class A [q]	4,941	663,725
Intuit Inc.	2,313	1,821,788
Microsoft Corp.	13,517	6,723,491
PTC Inc. [q]	7,075	1,219,305
Salesforce Inc.	5,011	1,366,450
Synopsys Inc. [q]	1,839	942,819
Workday Inc., Class A [q]	5,557	1,333,680

		16,205,407

Technology Hardware, Storage & Peripherals (3.4%)
Apple Inc.	11,516	2,362,738

Trading Companies & Distributors (1.8%)
Ferguson Enterprises Inc.	5,620	1,223,755

Total investment in equities (99.5%) (cost $53,488,409)		69,168,725

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Growth Equity Fund

Portfolio of Investments as of June 30, 2025 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.6%)
ANZ, London	3.68%	07/01/2025	421,714	421,714

Total short-term securities (0.6%) (cost $421,714)				421,714

Total securities (100.1%) (cost $53,910,123)				69,590,439

Other assets and liabilities (-0.1%)				(77,409)

Total net assets (100.0%)				69,513,030

q This security is non-income producing.

plc Public Limited Company
NV Naamloze Vennootschap
ADR American Depositary Receipt

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Value Equity Fund

Portfolio of Investments as of June 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (1.9%)
FedEx Corp.	384,194	87,331,138

Banks (8.5%)
Bank of America Corp.	3,229,051	152,798,693
Citigroup Inc.	1,021,369	86,938,929
JPMorgan Chase & Co.	518,049	150,187,586

		389,925,208

Biotechnology (1.2%)
Regeneron Pharmaceuticals Inc.	101,084	53,069,100

Capital Markets (11.2%)
CME Group Inc., Class A	314,138	86,582,716
S&P Global Inc.	319,781	168,617,324
The Bank of New York Mellon Corp.	1,460,234	133,041,920
The Charles Schwab Corp.	1,303,272	118,910,537

		507,152,497

Chemicals (1.8%)
Linde plc	172,806	81,077,119

Containers & Packaging (2.3%)
Ball Corp.	1,839,016	103,150,407

Diversified Financial Services (5.1%)
Mastercard Inc., Class A	253,594	142,504,612
Visa Inc., Class A	256,686	91,136,364

		233,640,976

Diversified Telecommunication Services (2.7%)
Verizon Communications Inc.	2,798,241	121,079,888

Equity Real Estate Investment Trusts (3.3%)
CBRE Group Inc., Class A [q]	1,077,618	150,995,834

Food & Staples Retailing (3.6%)
Sysco Corp.	1,561,290	118,252,105
Walmart Inc.	466,056	45,570,956

		163,823,061

Health Care Providers & Services (3.5%)
The Cigna Group	285,917	94,518,442
UnitedHealth Group Inc.	207,960	64,877,281

		159,395,723

Hotels, Restaurants & Leisure (2.0%)
Airbnb Inc., Class A [q]	697,804	92,347,381

Household Durables (2.5%)
D.R. Horton Inc.	886,570	114,296,604

Independent Power & Renewable Electricity Producers (2.2%)
Brookfield Renewable Corp.	3,029,290	99,300,126

Equities	Shares	Market Value ($)

Insurance (4.6%)
The Progressive Corp.	392,685	104,791,919
Willis Towers Watson plc	340,315	104,306,548

		209,098,467

Interactive Media & Services (2.7%)
Alphabet Inc., Class A	700,500	123,449,115

Life Sciences Tools & Services (5.1%)
Bio-Rad Laboratories Inc., Class A [q]	316,361	76,344,237
Danaher Corp.	392,218	77,478,744
Thermo Fisher Scientific Inc.	192,274	77,959,416

		231,782,397

Machinery (6.2%)
Cummins Inc.	341,308	111,778,370
Deere & Co.	333,911	169,790,404

		281,568,774

Media (1.6%)
Comcast Corp., Class A	1,983,592	70,794,398

Multiline Retail (2.5%)
Amazon.com Inc. [q]	520,918	114,284,200

Pharmaceuticals (3.5%)
AstraZeneca plc, ADR	1,279,561	89,415,723
Novo Nordisk, ADR	1,011,546	69,816,905

		159,232,628

Road & Rail (2.4%)
Union Pacific Corp.	482,963	111,120,127

Semiconductors & Semiconductor Equipment (10.2%)
Advanced Micro Devices Inc. [q]	510,214	72,399,367
Applied Materials Inc.	438,001	80,184,843
Broadcom Inc.	372,260	102,613,469
Intel Corp.	1,956,351	43,822,262
Micron Technology Inc.	534,277	65,849,640
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	445,843	100,978,981

		465,848,562

Software (7.6%)
Microsoft Corp.	295,492	146,980,676
NICE Ltd., ADR [q]	464,927	78,530,820
Oracle Corp.	546,685	119,521,742

		345,033,238

Technology Hardware, Storage & Peripherals (1.5%)
Western Digital Corp.	1,034,771	66,214,996

Total investment in equities (99.7%) (cost $3,520,690,998)		4,535,011,964

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Value Equity Fund

Portfolio of Investments as of June 30, 2025 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.8%)
Citibank, New York	3.68%	07/01/2025	35,034,763	35,034,763

Total short-term securities (0.8%) (cost $35,034,763)				35,034,763

Total securities (100.5%) (cost $3,555,725,761)				4,570,046,727

Other assets and liabilities (-0.5%)				(21,815,320)

Total net assets (100.0%)				4,548,231,407

q This security is non-income producing.

plc Public Limited Company
ADR American Depositary Receipt

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Mid Cap Fund

Portfolio of Investments as of June 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.5%)
Truist Financial Corp.	1,476,432	63,471,812

Capital Markets (9.1%)
Ares Management Corp., Class A	305,324	52,882,117
Cboe Global Markets Inc.	356,111	83,048,646
The Bank of New York Mellon Corp.	1,087,187	99,053,608

		234,984,371

Commercial Services & Supplies (5.1%)
Copart Inc. [q]	881,799	43,269,877
Republic Services Inc., Class A	352,433	86,913,502

		130,183,379

Construction Materials (2.0%)
Vulcan Materials Co.	197,796	51,589,153

Distributors (1.6%)
Pool Corp.	141,418	41,220,519

Diversified Financial Services (3.9%)
Fidelity National Information Services	1,234,774	100,522,951

Electrical Equipment (2.6%)
Hubbell Inc., Class B	163,487	66,769,726

Equity Real Estate Investment Trusts (7.3%)
CBRE Group Inc., Class A [q]	709,668	99,438,680
CoStar Group Inc. [q]	424,315	34,114,926
Realty Income Corp.	928,600	53,496,646

		187,050,252

Food & Staples Retailing (2.7%)
US Foods Holding Corp. [q]	910,863	70,145,560

Health Care Equipment & Supplies (2.8%)
Alcon AG	808,108	71,339,774

Hotels, Restaurants & Leisure (2.0%)
Hilton Worldwide Holdings Inc.	187,936	50,054,874

Household Durables (2.0%)
D.R. Horton Inc.	403,471	52,015,481

Independent Power & Renewable Electricity Producers (2.8%)
Brookfield Renewable Corp.	2,223,962	72,901,474

Insurance (7.1%)
Brown & Brown Inc.	644,224	71,425,115
The Allstate Corp.	227,045	45,706,429
W R Berkley Corp.	894,317	65,705,470

		182,837,014

Equities	Shares	Market Value ($)

Life Sciences Tools & Services (3.7%)
Agilent Technologies Inc.	524,333	61,876,537
IQVIA Holdings Inc. [q]	207,331	32,673,292

		94,549,829

Machinery (4.3%)
Pentair plc	443,547	45,534,535
Xylem Inc.	501,727	64,903,405

		110,437,940

Media (1.2%)
The Trade Desk Inc., Class A [q]	413,962	29,801,124

Professional Services (6.3%)
Broadridge Financial Solutions Inc.	306,178	74,410,439
TransUnion	1,006,054	88,532,752

		162,943,191

Road & Rail (4.5%)
J.B. Hunt Transport Services Inc.	510,743	73,342,695
Old Dominion Freight Line Inc.	258,012	41,875,348

		115,218,043

Semiconductors & Semiconductor Equipment (6.1%)
KLA Corp.	96,725	86,640,451
Lam Research Corp.	728,028	70,866,246

		157,506,697

Software (12.5%)
Atlassian Corp., Class A [q]	227,241	46,150,375
Autodesk Inc. [q]	249,208	77,147,321
Guidewire Software Inc. [q]	127,536	30,028,351
Roper Technologies Inc.	97,083	55,030,528
Synopsys Inc. [q]	113,159	58,014,356
Workday Inc., Class A [q]	234,918	56,380,320

		322,751,251

Specialty Retail (2.0%)
O’Reilly Automotive Inc. [q]	583,470	52,588,151

Technology Hardware, Storage & Peripherals (2.1%)
Sandisk Corp. [q]	631,458	28,636,620
Western Digital Corp.	402,850	25,778,372

		54,414,992

Trading Companies & Distributors (3.2%)
Ferguson Enterprises Inc.	378,558	82,431,004

Total investment in equities (99.4%) (cost $2,024,753,756)		2,557,728,562

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Mid Cap Fund

Portfolio of Investments as of June 30, 2025 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.7%)
JPMorgan Chase, New York	3.68%	07/01/2025	18,075,990	18,075,990

Total short-term securities (0.7%) (cost $18,075,990)				18,075,990

Total securities (100.1%) (cost $2,042,829,746)				2,575,804,552

Other assets and liabilities (-0.1%)				(2,868,995)

Total net assets (100.0%)				2,572,935,557

q This security is non-income producing.

AG Aktiengesellschaft
plc Public Limited Company

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Mid Cap Growth Fund

Portfolio of Investments as of June 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Aerospace & Defense (2.0%)
StandardAero Inc. [q]	515,929	16,329,153

Biotechnology (2.8%)
Alnylam Pharmaceuticals Inc. [q]	37,412	12,199,679
Natera Inc. [q]	61,303	10,356,529

		22,556,208

Building Products (4.2%)
Builders FirstSource Inc. [q]	127,693	14,900,496
Trane Technologies plc	42,208	18,462,201

		33,362,697

Capital Markets (7.8%)
Ares Management Corp., Class A	108,774	18,839,657
Morningstar Inc.	42,955	13,484,863
MSCI Inc., Class A	21,982	12,677,899
Robinhood Markets Inc., Class A q	187,827	17,586,242

		62,588,661

Chemicals (1.5%)
The Sherwin-Williams Co.	35,642	12,238,037

Distributors (2.1%)
Pool Corp.	56,293	16,408,284

Diversified Financial Services (1.0%)
Block Inc., Class A q	121,910	8,281,346

Electrical Equipment (2.5%)
Rockwell Automation Inc.	60,824	20,203,908

Equity Real Estate Investment Trusts (2.3%)
CoStar Group Inc. [q]	231,083	18,579,073

Health Care Equipment & Supplies (3.4%)
Alcon AG	108,693	9,595,418
IDEXX Laboratories Inc. [q]	33,237	17,826,333

		27,421,751

Hotels, Restaurants & Leisure (9.0%)
Chipotle Mexican Grill Inc., Class A q	365,651	20,531,304
Hilton Worldwide Holdings Inc.	123,306	32,841,320
Royal Caribbean Cruises Ltd.	60,358	18,900,504

		72,273,128

Household Durables (1.0%)
SharkNinja Inc. [q]	84,343	8,349,113

IT Services (3.1%)
Cloudflare Inc., Class A q	125,290	24,535,541

Equities	Shares	Market Value ($)

Life Sciences Tools & Services (7.0%)
Agilent Technologies Inc.	149,715	17,667,867
ICON plc [q]	52,773	7,675,833
Mettler-Toledo International Inc. [q]	13,685	16,076,043
West Pharmaceutical Services Inc.	69,248	15,151,462

		56,571,205

Media (2.1%)
The Trade Desk Inc., Class A q	233,389	16,801,674

Multiline Retail (3.1%)
MercadoLibre Inc. [q]	9,400	24,568,122

Professional Services (7.3%)
Broadridge Financial Solutions Inc.	86,620	21,051,259
Equifax Inc.	142,982	37,085,241

		58,136,500

Road & Rail (6.0%)
J.B. Hunt Transport Services Inc.	152,347	21,877,029
Old Dominion Freight Line Inc.	160,240	26,006,952

		47,883,981

Semiconductors & Semiconductor Equipment (7.7%)
KLA Corp.	22,740	20,369,128
Monolithic Power Systems Inc.	27,712	20,268,002
Teradyne Inc.	232,935	20,945,515

		61,582,645

Software (20.1%)
AppLovin Corp., Class A q	22,845	7,997,578
Atlassian Corp., Class A q	73,226	14,871,468
Autodesk Inc. [q]	65,494	20,274,978
BILL Holdings Inc. [q]	310,646	14,370,484
Cadence Design Systems Inc. [q]	51,321	15,814,566
Datadog Inc., Class A q	177,201	23,803,410
Guidewire Software Inc. [q]	103,655	24,405,570
Procore Technologies Inc. [q]	142,822	9,771,881
PTC Inc. [q]	102,461	17,658,129
Workday Inc., Class A q	50,193	12,046,320

		161,014,384

Specialty Retail (1.2%)
O’Reilly Automotive Inc. [q]	105,943	9,548,643

Technology Hardware, Storage & Peripherals (2.2%)
Sandisk Corp. [q]	387,703	17,582,331

Total investment in equities (99.4%) (cost $632,288,927)		796,816,385

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Mid Cap Growth Fund

Portfolio of Investments as of June 30, 2025 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (3.0%)
Citibank, New York	3.68%	07/01/2025	24,044,697	24,044,697

Total short-term securities (3.0%) (cost $24,044,697)				24,044,697

Total securities (102.4%) (cost $656,333,624)				820,861,082

Other assets and liabilities (-2.4%)				(19,035,291)

Total net assets (100.0%)				801,825,791

q This security is non-income producing.

plc Public Limited Company
AG Aktiengesellschaft

Semiannual Financial Statements (Unaudited) • 2025

Parnassus International Equity Fund

Portfolio of Investments as of June 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Belgium (1.0%)
UCB SA	619	121,793

Canada (5.8%)
Brookfield Corp.	4,155	257,157
Constellation Software Inc.	62	227,339
Waste Connections Inc.	1,130	210,994

		695,490

China (3.5%)
BYD Co. Ltd., Class H	12,985	202,177
Full Truck Alliance Co. Ltd., Sponsored ADR	19,214	226,917

		429,094

Denmark (2.0%)
DSV A/S	989	237,216

France (6.2%)
Compagnie de Saint-Gobain SA	2,014	236,595
Danone SA	3,868	316,493
Sanofi SA, ADR	4,189	202,371

		755,459

Germany (18.7%)
Deutsche Boerse AG	708	231,296
Deutsche Telekom AG	9,349	342,207
Fresenius Medical Care AG	5,489	315,371
Infineon Technologies AG	3,320	141,671
Muenchener Rueckversicherungs-Gesellschaft AG	487	316,226
SAP SE, ADR	1,113	338,463
Siemens AG	958	246,070
Siemens Energy AG q	2,778	324,695

		2,255,999

Ireland (2.7%)
CRH plc	2,370	217,566
ICON plc [q]	766	111,415

		328,981

Italy (2.1%)
UniCredit SpA	3,681	246,934

Japan (9.6%)
Komatsu Ltd.	7,641	252,104
NEC Corp.	14,571	425,110
Nintendo Co. Ltd.	2,756	264,658
Sony Group Corp.	8,358	217,311

		1,159,183

Equities	Shares	Market Value ($)

Netherlands (5.1%)
Adyen NV [q,l]	71	130,394
AerCap Holdings NV	2,118	247,806
ASML Holding NV	168	134,625
Koninklijke Philips NV	4,378	105,126

		617,951

Singapore (5.4%)
DBS Group Holdings Ltd.	6,852	241,890
Sea Ltd., ADR [q]	2,569	410,886

		652,776

Spain (2.1%)
CaixaBank SA	28,457	246,574

Sweden (2.6%)
Spotify Technology SA q	405	310,773

Switzerland (0.9%)
Roche Holding AG	338	110,330

Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,374	311,197

United Kingdom (21.0%)
3i Group plc	5,907	334,290
AstraZeneca plc, ADR	3,084	215,510
CNH Industrial NV	18,511	239,903
Haleon plc	43,789	225,059
Linde plc	487	228,491
London Stock Exchange Group plc	1,439	210,450
RELX plc, Sponsored ADR	5,207	282,948
Tesco plc	45,103	248,676
Unilever plc	3,497	213,409
Willis Towers Watson plc	1,099	336,843

		2,535,579

United States (5.1%)
Arch Capital Group Ltd.	2,317	210,963
Booking Holdings Inc.	45	260,516
Ferguson Enterprises Inc.	639	139,142

		610,621

Uruguay (2.1%)
MercadoLibre Inc. [q]	96	250,908

Total investment in equities (98.5%) (cost $11,111,443)		11,876,858

Semiannual Financial Statements (Unaudited) • 2025

Parnassus International Equity Fund

Portfolio of Investments as of June 30, 2025 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount		Market Value ($)

Time Deposits (1.4%)
Brown Brothers Harriman, New York	0.46%	07/01/2025	SGD 0	ß	0	ß
Brown Brothers Harriman, New York	0.67%	07/01/2025	DKK 0	ß	0	ß
Citibank, London	0.86%	07/01/2025	EUR 4		5
Citibank, London	3.17%	07/01/2025	GBP 3,368		4,623
JPMorgan Chase, New York	3.68%	07/01/2025	$ 164,373		164,373

					169,001

Total short-term securities (1.4%) (cost $169,001)					169,001

Total securities (99.9%) (cost $11,280,444)					12,045,859

Other assets and liabilities (0.1%)					7,810

Total net assets (100.0%)					12,053,669

q This security is non-income producing.

l Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30, 2025, the aggregate value is $130,394, which is 1.08% of net assets.

ß Amount less than $0.5.

SA Société Anonyme
ADR American Depositary Receipt
AG Aktiengesellschaft
plc Public Limited Company
SpA Società per Azioni
NV Naamloze Vennootschap

Semiannual Financial Statements (Unaudited) • 2025

Statement of Assets and Liabilities

June 30, 2025 (unaudited)

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund

Assets

Investments in stocks and exchange-traded funds at market value – Unaffiliated (cost $19,946,720,558, $53,488,409, $3,520,690,998, $2,024,753,756, $632,288,927 and $11,111,443)	$28,413,621,784	$69,168,725	$4,535,011,964

Investments in short-term securities

(at cost which approximates market value)	167,390,234	421,714	35,034,763

Receivables

Dividends and interest	16,826,445	16,169	2,828,819

Capital shares sold	15,279,960	3,251	1,329,889

Due from Parnassus Investments	-	-	-

Offering Costs	-	-	-

Other assets	158,404	19,038	53,750

Total assets	$28,613,276,827	$69,628,897	$4,574,259,185

Liabilities

Payable for investment securities purchased	-	-	-

Capital shares redeemed	59,030,707	62,254	22,430,120

Fees payable to Parnassus Investments	14,517,500	19,540	2,630,520

Offering Costs	-	-	-

Distributions payable	981,539	-	-

Accounts payable and accrued expenses	4,332,843	34,073	967,138

Total liabilities	$78,862,589	$115,867	$26,027,778

Net assets	$28,534,414,238	$69,513,030	$4,548,231,407

Net assets consist of

Capital paid-in	16,944,677,249	49,752,863	3,222,187,033

Total Distributable Earnings	11,589,736,989	19,760,167	1,326,044,374

Total net assets	$28,534,414,238	$69,513,030	$4,548,231,407

Net asset value and offering per share

Net assets Investor Shares	$13,055,927,735	$25,476,627	$2,936,653,815

Net assets Institutional Shares	$15,478,486,503	$44,036,403	$1,611,577,592

Shares outstanding Investor Shares	204,741,837	910,927	53,263,046

Shares outstanding Institutional Shares	241,994,605	1,568,727	29,116,273

Net asset values and redemption price per share

(Net asset value divided by shares outstanding)

Investor Shares	$63.77	$27.97	$55.13

Institutional Shares	$63.96	$28.07	$55.35

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund

$2,557,728,562	$796,816,385	$11,876,858

18,075,990	24,044,697	169,001

1,546,263	146,888	12,079

1,353,746	115,303	9,126

-	-	22,291

-	-	135,946

25,225	9,233	-

$2,578,729,786	$821,132,506	$12,225,301

-	18,435,216	7

3,258,940	129,462	-

1,693,105	463,763	-

-	-	135,946

-	-	-

842,184	278,274	35,679

$5,794,229	$19,306,715	$171,632

$2,572,935,557	$801,825,791	$12,053,669

1,776,901,430	507,946,111	11,243,751

796,034,127	293,879,680	809,918

$2,572,935,557	$801,825,791	$12,053,669

$1,176,863,252	$618,554,978	$2,043,617

$1,396,072,305	$183,270,813	$10,010,052

29,745,896	10,549,922	125,394

35,079,456	3,104,326	613,950

$39.56	$58.63	$16.30

$39.80	$59.04	$16.30

Semiannual Financial Statements (Unaudited) • 2025

Statement of Operations

Period Ended June 30, 2025 (unaudited)

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund

Investment income

Dividends – Unaffiliated	$133,982,661	$156,038	$43,042,453

Interest	3,622,932	5,852	549,856

Securities lending	–	–	33,773

Other income	–	–	34

Foreign withholding tax	–	(1,963)	(608,714)

Total investment income	$137,605,593	$159,927	$43,017,402

Expenses

Investment advisory fees	78,379,388	226,646	15,103,353

Transfer agent fees

Investor Shares	80,093	17,278	60,525

Institutional Shares	42,695	15,338	30,946

Fund administration	4,303,641	9,786	710,617

Service provider fees	14,249,306	18,326	3,216,228

Reports to shareholders	419,761	2,206	104,526

Registration fees and expenses	140,432	26,202	64,800

Custody fees	301,369	3,937	89,672

Overdraft charges	–	134	–

Professional fees	234,897	23,193	58,788

Trustee fees and expenses	506,387	1,092	84,509

Proxy voting fees	1,980	1,980	1,980

Pricing service fees	3,743	3,743	3,743

Amortization of Offering Costs	-	-	-

Other expenses	137,813	2,463	27,788

Total expenses	$98,801,505	$352,324	$19,557,475

Fees waived and expenses reimbursed by Parnassus Investments	(1,730,826)	(130,830)	(1,390,918)

Net expenses	$97,070,679	$221,494	$18,166,557

Net investment income (loss)	$40,534,914	$(61,567)	$24,850,845

Realized and unrealized gain (loss) on investments

Net realized gain from securities transactions – Unaffiliated	1,549,604,395	3,391,675	195,632,269

Net realized (loss) from foreign currency transactions	–	–	–

Net change in unrealized appreciation (depreciation) of securities – Unaffiliated	140,403,495	2,218,907	(3,588,602)

Net change in unrealized appreciation of securities – Affiliated	211,865,243	–	6,336,523

Net change in unrealized appreciation of securities – Foreign currency transactions	–	–	–

Net realized and unrealized gain on securities	$1,901,873,133	$5,610,582	$198,380,190

Net increase in net assets resulting from operations	$1,942,408,047	$5,549,015	$223,231,035

* For the period from April 28, 2025 (commencement of operations) through June 30, 2025.

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund*

$16,206,625	$1,788,245	$69,804

346,419	120,436	3,993

32,885	708	–

34	34	–

(258,288)	(11,569)	(7,092)

$16,327,675	$1,897,854	$66,705

9,330,216	2,420,892	15,828

36,579	78,508	5,410

21,290	22,840	5,195

407,656	122,206	550

1,238,818	328,126	553

218,744	12,355	313

57,574	32,162	208

34,008	9,520	9,933

–	–	–

42,510	28,707	15,842

50,604	14,876	–

1,980	1,980	–

3,743	3,743	2,071

-	-	28,360

15,025	4,959	1,380

$11,458,747	$3,080,874	$85,643

(462,438)	(61,245)	(72,819)

$10,996,309	$3,019,629	$12,824

$5,331,366	$(1,121,775)	$53,881

199,783,272	89,815,248	6,648

–	–	(16,238)

(65,508,692)	(75,033,064)	765,415

2,861,650	–	–

–	–	212

$137,136,230	$14,782,184	$756,037

$142,467,596	$13,660,409	$809,918

Semiannual Financial Statements (Unaudited) • 2025

Statement of Changes in Net Assets

June 30, 2025 (unaudited)

	Parnassus Core Equity Fund		Parnassus Growth Equity Fund		Parnassus Value Equity Fund
	Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended June 30, 2025	Year Ended December 31, 2024

Investment income from operations

Net investment income (loss)	$40,534,914	$130,143,266	$(61,567)	$(56,468)	$24,850,845	$53,351,464

Net realized gain from securities transactions	1,549,604,395	3,791,106,618	3,391,675	3,933,390	195,632,269	468,355,294

Net realized (loss) from foreign currency transactions	–	–	–	–	–	–

Net change in unrealized appreciation (depreciation) of securities	352,268,738	1,152,208,741	2,218,907	6,878,480	2,747,921	51,653,115

Net change in unrealized appreciation of securities – Foreign currency transactions	–	–	–	–	–	–

Increase in net assets resulting from operations	$1,942,408,047	$5,073,458,625	$5,549,015	$10,755,402	$223,231,035	$573,359,873

Net Dividends and Distributions

Investor Shares	(10,285,592)	(1,249,928,135)	–	(1,111,785)	–	(244,642,673)

Institutional Shares	(26,968,053)	(1,504,581,349)	–	(2,012,799)	–	(137,513,890)

Distributions to shareholders	$(37,253,645)	$(2,754,509,484)	$–	$(3,124,584)	$–	$(382,156,563)

Capital share transactions

Investor Shares

Proceeds from sale of shares	488,939,480	1,185,905,654	5,465,895	16,920,128	161,911,476	380,278,384

Reinvestment of dividends	10,187,991	1,239,789,740	–	1,094,552	–	239,679,370

Shares repurchased	(1,621,207,408)	(3,105,781,656)	(5,036,408)	(5,411,110)	(486,504,885)	(898,939,078)

Institutional Shares

Proceeds from sale of shares	967,569,976	2,600,890,321	2,793,690	12,516,237	134,975,975	328,377,689

Reinvestment of dividends	24,952,639	1,403,587,617	–	2,012,799	–	119,635,361

Shares repurchased	(2,257,607,316)	(4,425,251,268)	(2,961,743)	(1,596,263)	(310,573,120)	(455,424,142)

Increase (decrease) in net assets from capital share transactions	(2,387,164,638)	(1,100,859,592)	261,434	25,536,343	(500,190,554)	(286,392,416)

Increase (decrease) in net assets	$(482,010,236)	$1,218,089,549	$5,810,449	$33,167,161	$(276,959,519)	$(95,189,106)

Net Assets

Beginning of year/period	29,016,424,474	27,798,334,925	63,702,581	30,535,420	4,825,190,926	4,920,380,032

End of year/period	$28,534,414,238	$29,016,424,474	$69,513,030	$63,702,581	$4,548,231,407	$4,825,190,926

Shares issued and redeemed

Investor Shares

Shares sold	8,246,142	19,551,553	219,382	695,630	3,131,292	7,048,138

Shares issued through dividend reinvestment	168,324	20,010,422	–	40,965	–	4,346,120

Shares repurchased	(27,116,445)	(50,716,521)	(201,661)	(219,336)	(9,331,524)	(16,585,105)

Institutional Shares

Shares sold	16,312,812	42,889,201	108,205	510,879	2,605,473	6,033,600

Shares issued through dividend reinvestment	410,377	22,580,225	–	75,129	–	2,162,863

Shares repurchased	(37,562,063)	(71,700,023)	(119,195)	(63,742)	(5,938,905)	(8,387,342)

Net increase (decrease) in shares outstanding

Investor Shares	(18,701,979)	(11,154,546)	17,721	517,259	(6,200,232)	(5,190,847)

Institutional Shares	(20,838,874)	(6,230,597)	(10,990)	522,266	(3,333,432)	(190,879)

* For the period from April 28, 2025 (commencement of operations) through June 30, 2025.

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Mid Cap Fund		Parnassus Mid Cap Growth Fund		Parnassus International Equity Fund
Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended June 30, 2025	Year Ended December 31, 2024	Period Ended June 30, 2025*

$5,331,366	$9,205,432	$(1,121,775)	$(2,572,487)	$53,881

199,783,272	416,518,278	89,815,248	93,276,829	6,648

–	–	–	–	(16,238)

(62,647,042)	(105,540,101)	(75,033,064)	(5,005,645)	765,415

–	–	–	–	212

$ 142,467,596	$320,183,609	$13,660,409	$85,698,697	$809,918

–	(119,700,643)	–	(45,276,787)	–

–	(152,885,979)	–	(13,512,059)	–

$–	$(272,586,622)	$–	$(58,788,846)	$–

56,806,249	112,382,786	11,950,172	27,067,157	2,090,357

–	117,978,275	–	44,272,513	–

(209,326,406)	(458,248,133)	(51,597,819)	(90,484,658)	(121,042)

85,079,111	230,699,125	9,839,317	21,005,542	9,274,436

–	132,926,972	–	12,595,641	–

(344,532,766)	(2,739,694,715)	(23,986,578)	(27,685,781)	–

(411,973,812)	(2,603,955,690)	(53,794,908)	(13,229,586)	11,243,751

$(269,506,216)	$(2,556,358,703)	$(40,134,499)	$13,680,265	$12,053,669

2,842,441,773	5,398,800,476	841,960,290	828,280,025	–

$2,572,935,557	$2,842,441,773	$801,825,791	$841,960,290	$12,053,669

1,525,310	2,833,761	220,281	457,586	132,954

–	2,960,505	–	715,573	–

(5,608,582)	(11,620,763)	(930,059)	(1,525,494)	(7,560)

2,271,858	5,867,469	177,541	351,648	613,950

–	3,320,012	–	202,307	–

(9,145,537)	(72,036,254)	(438,321)	(467,419)	–

(4,083,272)	(5,826,497)	(709,778)	(352,335)	125,394

(6,873,679)	(62,848,773)	(260,780)	86,536	613,950

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements

1. Organization

The Parnassus Funds are comprised of two Trusts, the Parnassus Funds trust and the Parnassus Funds II trust (formerly known as Parnassus Income Funds trust) (collectively the “Trusts”), organized as Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Parnassus Funds are comprised of six separate funds (each a “Fund” and, collectively, the “Funds”). The Parnassus Funds trust includes the Parnassus Mid Cap Growth Fund, which commenced operations on December 27, 1984, the Parnassus Value Equity Fund and the Parnassus Mid Cap Fund, both of which commenced operations on April 29, 2005, the Parnassus Growth Equity Fund, which commenced operation on December 28, 2022, and the Parnassus International Equity Fund, which commenced operations on April 28, 2025. The Parnassus Funds II trust includes the Parnassus Core Equity Fund, which commenced operations on August 31, 1992, as well as the Parnassus ETFs which are presented in separate financial statements. Each Fund has distinct investment objectives and investment strategies. In general, each of the Funds seeks capital appreciation.

2. Significant Accounting Policies

Each Fund operates as a separate investment company that applies the accounting and reporting guidance issued in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies issued by the Financial Accounting Standards Board (“FASB”). The presentation of the financial statements is made using specialized accounting principles applicable to investment companies.

Short-Term Securities

Short-term securities represent investments of excess cash and consist of time deposits, community development loans, certificates of deposit and money market funds.

Security Transactions and Related Investment Income and Expenses

Securities transactions are recorded on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in-first-out for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method, which approximates the interest method. Expenses are recorded on an accrual basis.

Class Allocations

Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as broker service fees, and administrative and shareholder service fees, are charged directly to the respective share class.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the ex-dividend date to shareholders of record on the record date. The Parnassus Core Equity Fund pays income dividends quarterly and capital-gain dividends annually. The other Funds pay income and capital-gain dividends annually.

3. Securities Valuations

Methods and Inputs

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When market quotations are not readily available the Funds’ Valuation Designee (as defined below) determines the fair value pursuant to duly adopted fair value methodologies. In compliance with Rule 2a-5 under the 1940 Act, the Board of Trustees of each Trust (collectively, the “Board”) has designated the Funds’ investment manager, Parnassus Investments, LLC (“Parnassus Investments” or the “Adviser”), as its valuation designee (the “Valuation Designee”), meaning the Adviser has day-to-day responsibility for fair valuation of the Funds’ portfolio investments, subject to the Board’s oversight.

Equity securities and exchange-traded funds that are listed or traded on a national securities exchange are stated at market value, based on recorded closing sales on the exchange or at the NASDAQ’s National Market official closing price. In the absence of a recorded sale, and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices. Investments in

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

registered investment companies that are not listed or traded on a national securities exchange are valued at their net asset value.

Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. Other fixed-income securities experiencing a less active market are valued as determined by the pricing services selected by the Valuation Designee, based on methods which include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities. Mortgage-backed and asset-backed securities are valued as determined by the pricing services selected by the Valuation Designee, based on methods which include standard inputs and cashflows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information.

As noted above, investments where market quotations are not readily available are priced at their fair value, in accordance with fair value methodologies established by the Valuation Designee. These investments include certificates of deposit and community development loans. These investments carry interest rates ranging from 0.05% to 4.60% with maturities of one year or less. In determining fair value, the Valuation Designee may consider a variety of information including, but not limited to, the following: price based upon a multiple of earnings or sales, fundamental analytical data and an evaluation of market conditions. A valuation adjustment is applied to certificates of deposit, community development loans and other community development investments as an estimate of potential penalties for early withdrawal.

The Funds follow ASC Topic 820, Fair Value Measurements and Disclosure issued by the FASB, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1–unadjusted quoted prices in active markets for identical investments, Level 2–other significant observable inputs (including quoted prices for similar investments) and

Level 3–significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Securities Lending

The Parnassus Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Funds negotiated lenders’ fees and the Funds receive cash or other collateral in an amount equal to at least 102% of the market value of the loaned securities. The borrower of securities is at all times required to post collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned.

The Agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the Agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest applicable collateral, or, upon an event of default, resell or re-pledge the collateral.

The Funds retained beneficial ownership and all economic benefits in the securities they have loaned and continue to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but do not have the proxy voting rights with respect to loaned

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

securities. The portfolio managers of the Funds have the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Funds’ policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio managers, the Funds or their securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is presented in the Statement of Operations. Cash collateral received by the Funds is reflected as an asset in the Portfolio of Investments (securities purchased with cash collateral from securities lending). The related liability (payable upon return of securities loaned) is presented in the Statement of Assets and Liabilities.

As of June 30, 2025, The Parnassus Funds did not have any securities on loan.

Community Development Investment Programs

The Parnassus Funds may each invest up to 2% of their assets in community investments and community-development loan funds. Each of the Funds may invest in obligations issued by community loan funds at below-market interest rates if the projects financed have a positive social impact, as determined by the Adviser. Generally, there is no secondary market on loan funds and thus loan funds are considered illiquid.

As part of our community development investment program, the Parnassus Core Equity Fund, Parnassus Value Equity Fund and Parnassus Mid Cap Growth Fund have entered into an agreement for fund investments through the Certificate of Deposit Account Registry Service (“CDARS”) network. The CDARS network allows members to place funds in time deposits with depository institutions whose accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”). Provisions stipulate that participating institutions are FDIC insured; however, in the event of default or bankruptcy by any party to the agreement, the proceeds of the investment may be delayed or subject to legal proceedings and are subject to FDIC limits. While certain investments of the

Funds may be bank deposits and may be covered by FDIC insurance, the Funds are themselves not covered by FDIC insurance.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Risk Factors

Investing in the Parnassus Funds may involve certain risks including, but not limited to those identified below. Please refer to the Funds’ current prospectus and statement of additional information for more information on the risks associated with investing in the Funds.

Market Conditions

The prices of, and the income generated by, the common stocks and other securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and public health emergencies (such as the spread of infectious disease); and currency, interest rate and commodity price fluctuations. Additionally, the values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these debt securities. The Adviser attempts to reduce these risks through diversification of each portfolio and ongoing credit analysis as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so. Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures and higher transaction costs.

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

Foreign (Non-U.S.) Securities Risk

Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investment outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Contractual Obligations

Under the Trusts’ organizational documents, the officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trusts. Additionally, the Trusts have a variety of indemnification obligations under contracts with service providers. The Trusts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trusts that have not yet occurred.

5. Taxation and Distributions

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and capital gains to shareholders. Therefore, no federal income tax provision is required. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Funds follow ASC 740, Income Taxes, relating to uncertainty in income taxes and disclosures. ASC 740 establishes a minimum threshold for income tax benefits to be recognized in the financial statements. These tax benefits must meet a “more likely than not” threshold, which means that based on technical merits, they have a more than 50% likelihood of being sustained upon examination by the tax authority. Tax benefits meeting this threshold are measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority. As of and during the six-month period ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur interest or penalties. As of June 30, 2025, the Funds had no tax examinations or audits in progress.

Tax Matters and Distributions

As of June 30, 2025, the costs of investments in securities and net unrealized appreciation/depreciation for income tax purposes were as follows:

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund
Cost of investment	$20,114,110,792	$53,910,123	$3,555,725,761	$2,042,829,746	$656,333,624	$11,280,444
Gross unrealized appreciation	$8,728,100,389	$16,099,051	$1,180,309,064	$597,700,032	$195,677,921	$928,187
Gross unrealized depreciation	$(261,199,163)	$(418,735)	$(165,988,098)	$(64,725,226)	$(31,150,463)	$(162,772)
Net unrealized appreciation	$8,466,901,226	$15,680,316	$1,014,320,966	$532,974,806	$164,527,458	$765,415

Net unrealized gain/loss differ for financial statement and income tax purposes primarily due to differing treatments of wash sales and return of capital distributions from real estate investment trusts

(“REITS”). Reclassifications as shown in the following table have been made in each Fund’s capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of June 30, 2025.

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

Additional permanent book to tax adjustments may be required in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares, net operating losses, and certain differences in the computation of distributable income and capital gains under Federal tax rules versus GAAP.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

6. Fair Value Measurements

The following table summarizes the Funds’ financial assets as of June 30, 2025, that are valued at fair value on a recurring basis:

Parnassus Core Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$1,295,819,014	$-	$-	$1,295,819,014

Consumer Discretionary	2,906,574,874	-	-	2,906,574,874

Consumer Staples	779,605,565	-	-	779,605,565

Financials	4,781,338,322	-	-	4,781,338,322

Health Care	3,290,616,533	-	-	3,290,616,533

Industrials	3,292,672,163	-	-	3,292,672,163

Information Technology	9,731,200,321	-	-	9,731,200,321

Materials	1,529,074,961	-	-	1,529,074,961

Real Estate	806,720,031	-	-	806,720,031

Short-Term Investments	167,390,234	-	-	167,390,234
Total	$28,581,012,018	$-	$-	$28,581,012,018

Parnassus Growth Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$5,073,682	$-	$-	$5,073,682

Consumer Discretionary	7,141,100	-	-	7,141,100

Consumer Staples	1,176,049	-	-	1,176,049

Financials	6,662,384	-	-	6,662,384

Health Care	8,719,944	-	-	8,719,944

Industrials	3,664,755	-	-	3,664,755

Information Technology	35,198,045	-	-	35,198,045

Materials	1,532,766	-	-	1,532,766

Short-Term Investments	421,714	-	-	421,714
Total	$69,590,439	$-	$-	$69,590,439

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

Parnassus Value Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$315,323,401	$-	$-	$315,323,401

Consumer Discretionary	320,928,185	-	-	320,928,185

Consumer Staples	163,823,061	-	-	163,823,061

Financials	1,339,817,148	-	-	1,339,817,148

Health Care	603,479,848	-	-	603,479,848

Industrials	480,020,039	-	-	480,020,039

Information Technology	877,096,796	-	-	877,096,796

Materials	184,227,526	-	-	184,227,526

Real Estate	150,995,834	-	-	150,995,834

Utilities	99,300,126	-	-	99,300,126

Short-Term Investments	35,034,763	-	-	35,034,763
Total	$4,570,046,727	$-	$-	$4,570,046,727

Parnassus Mid Cap Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$29,801,124	$-	$-	$29,801,124

Consumer Discretionary	195,879,025	-	-	195,879,025

Consumer Staples	70,145,560	-	-	70,145,560

Financials	581,816,148	-	-	581,816,148

Health Care	165,889,603	-	-	165,889,603

Industrials	667,983,283	-	-	667,983,283

Information Technology	534,672,940	-	-	534,672,940

Materials	51,589,153	-	-	51,589,153

Real Estate	187,050,252	-	-	187,050,252

Utilities	72,901,474	-	-	72,901,474

Short-Term Investments	18,075,990	-	-	18,075,990
Total	$2,575,804,552	$-	$-	$2,575,804,552

Parnassus Mid Cap Growth Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$16,801,674	$-	$-	$16,801,674

Consumer Discretionary	131,147,290	-	-	131,147,290

Financials	70,870,007	-	-	70,870,007

Health Care	106,549,164	-	-	106,549,164

Industrials	175,916,239	-	-	175,916,239

Information Technology	264,714,901	-	-	264,714,901

Materials	12,238,037	-	-	12,238,037

Real Estate	18,579,073	-	-	18,579,073

Short-Term Investments	24,044,697	-	-	24,044,697
Total	$820,861,082	$-	$-	$820,861,082

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

Parnassus International Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Belgium	$-	$121,793	$-	$121,793

Canada	695,490	-	-	695,490

China	226,917	202,177	-	429,094

Denmark	-	237,216	-	237,216

France	202,371	553,088	-	755,459

Germany	338,463	1,917,536	-	2,255,999

Ireland	328,981	-	-	328,981

Italy	-	246,934	-	246,934

Japan	-	1,159,183	-	1,159,183

Netherlands	247,806	370,145	-	617,951

Singapore	410,886	241,890	-	652,776

Spain	-	246,574	-	246,574

Sweden	310,773	-	-	310,773

Switzerland	-	110,330	-	110,330

Taiwan	311,197	-	-	311,197

United Kingdom	1,303,695	1,231,884	-	2,535,579

United States	610,621	-	-	610,621

Uruguay	250,908	-	-	250,908

Short-Term Investments	169,001	-	-	169,001
Total	$5,407,109	$6,638,750	$-	$12,045,859

The following table reconciles the valuation of the Funds’ Level 3 investment securities and related transactions as of June 30, 2025:

	Parnassus Core Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund
	Certificates of Deposit	Certificates of Deposit	Certificates of Deposit	Certificates of Deposit
	Community Development Loans	Community Development Loans		Community Development Loans

Balance as of December 31, 2024	$3,676,658	$1,090,435	$746,032	$1,044,924

Discounts/premiums amortization	23,342	9,565	3,968	5,076

Purchases	-	-	-	-

Sales	(3,700,000)	(1,100,000)	(750,000)	(1,050,000)
Balance as of June 30, 2025	$-	$-	$-	$-

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposits are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

The Valuation Designee has adopted fair value pricing methodologies to fair value each Fund’s securities when market prices are not “readily available” or are unreliable. Determination of a fair value by the

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected within Level 3 of the fair value hierarchy. Fair value determinations are made in good faith in accordance with the duly adopted fair value pricing methodologies. The Valuation Designee provides quarterly and annual reports to the Board in connection with the Board’s obligation to oversee the Valuation Designee.

7. Capital Stock

Capital stock consists of an unlimited number of authorized shares of capital stock with no par value.

8. Purchases and Sales of Securities

Purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2025 were as follows:

Fund	Affiliated Purchases	Unaffiliated Purchases	Affiliated Sales	Unaffiliated Sales
Parnassus Core Equity Fund	$-	$3,108,125,831	$-	$5,384,876,770
Parnassus Growth Equity Fund	-	16,343,507	-	15,893,126
Parnassus Value Equity Fund	-	881,057,140	-	1,338,998,860
Parnassus Mid Cap Fund	-	761,439,818	-	1,159,793,585
Parnassus Mid Cap Growth Fund	-	268,107,631	-	322,378,008
Parnassus International Equity Fund	-	11,206,913	-	102,119

9. Investment Advisory Agreement and Transactions with Affiliates

Under terms of an agreement which provides for furnishing investment management and advice to a Fund, the Adviser is entitled to receive fees, payable monthly, based on such Fund’s average daily net assets for the month, at the following annual rates:

Parnassus Growth Equity Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000, 0.65% of the next $400,000,000, 0.60% of the next $9,500,000,000 and 0.55% of the amount above $10,000,000,000. For the six-month period ended June 30, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.84% of the net assets of the Parnassus Growth Equity Fund – Investor Shares and to 0.63% of net assets for the Parnassus Growth Equity Fund – Institutional Shares.

Parnassus Value Equity Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.65% of the amount above $500,000,000. For the six-month period ended June 30, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.88% of net assets for the Parnassus Value Equity Fund – Investor Shares and to 0.65% of net assets for the Parnassus Value Equity Fund – Institutional Shares.

Parnassus Mid Cap Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.70% of the amount above $500,000,000. For the six-month period ended June 30, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.95% (as of April 28, 2025) or 0.96% (prior to April 28, 2025) of the net assets of the Parnassus Mid Cap Fund – Investor Shares and to 0.75% of net assets for the Parnassus Mid Cap Fund – Institutional Shares.

Parnassus Mid Cap Growth Fund: 0.70% of the first $100,000,000, 0.65% of the next $100,000,000 and 0.60% of the amount above $200,000,000. For the six-month period ended June 30, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.80% of the net assets of the Parnassus Mid Cap Growth Fund – Investor Shares and to 0.68% of the net assets of the Parnassus Mid Cap Growth Fund – Institutional Shares.

Parnassus Core Equity Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000, 0.65% of the next $400,000,000, 0.60% of the next $9,500,000,000 and 0.55% of the amount above $10,000,000,000. For the six-month period ended June 30, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.81% (as of April 28, 2025) or 0.82% (prior to April 28, 2025) of net

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

assets of the Parnassus Core Equity Fund – Investor Shares and to 0.61% of net assets for the Parnassus Core Equity Fund – Institutional Shares.

Parnassus International Equity Fund: 0.90% of the first $30,000,000, 0.85% of the next $70,000,000, 0.75% of the next $400,000,000, 0.65% of the next $9,500,000,000 and 0.60% of the amount above $10,000,000,000. Parnassus Investments has contractually agreed to limit total operating expenses to 0.95% of the net assets of the Parnassus International Equity Fund – Investor Shares and to 0.70% of the net assets of the Parnassus International Equity Fund – Institutional Shares.

The Adviser also serves as the fund accounting and fund administration agent for the Funds. The fund administration fee reflects annual rates based on net assets for all funds managed by Parnassus Investments, including the Funds, and was allocated based on respective Fund net assets at the following annual rates: 0.08% of the first $500,000,000, 0.07% of the next $500,000,000 and 0.03% of the amount above $1,000,000,000. The fund administration services fee was 0.03% of average net assets under this agreement for the six-month period ended June 30, 2025.

The Adviser has appointed Brown Brothers Harriman as a sub-administrator to the Funds. Brown Brothers Harriman provides day-to-day operational services to each Fund including, but not limited to fund accounting services. The fees payable to Brown Brothers Harriman for sub-administrative services are paid by the Adviser and not the Funds. Custodian fees are paid by the Funds.

The Funds have a shareholder services agreement with Ultimus Financial Solutions under which the Funds compensate Ultimus Financial Solutions for providing transfer agent services to each of the Funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund and/or funds under common control own 5% or more of the outstanding voting securities. Additionally, under the 1940 Act, an investment is presumed to be a “controlled affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated company’s outstanding shares or has the power to exercise control over management or policies of such company.

During the six-month period ended June 30, 2025, there were no investments in “affiliated companies”.

11. Segment Reporting

The Funds recently adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Adviser acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of each Funds’ prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment to or additional disclosure in the financial statements.

Semiannual Financial Statements (Unaudited) • 2025

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Semiannual Financial Statements (Unaudited) • 2025

Financial Highlights

Selected data for each share of capital stock outstanding, total return and ratios/supplement data for the six-month period ended June 30, 2025 and each of the five years ended December 31 are as follows:

For a Share Outstanding for the Six-Month Period Ended June 30, 2025 (unaudited)	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Core Equity Fund – Investor Shares
Six-Month Period Ended June 30, 2025	$59.57	$0.05	$4.20	$4.25	$(0.05)	$-	$(0.05)
2024	55.11	0.20	10.22	10.42	(0.23)	(5.73)	(5.96)
2023	46.92	0.29	11.21	11.50	(0.31)	(3.00)	(3.31)
2022	63.41	0.23	(11.97)	(11.74)	(0.23)	(4.52)	(4.75)
2021	53.65	0.23	14.46	14.69	(0.53)	(4.40)	(4.93)
2020	47.03	0.33	9.44	9.77	(0.31)	(2.84)	(3.15)
Parnassus Core Equity Fund – Institutional Shares
Six-Month Period Ended June 30, 2025	59.75	0.12	4.20	4.32	(0.11)	-	(0.11)
2024	55.26	0.32	10.25	10.57	(0.35)	(5.73)	(6.08)
2023	47.03	0.40	11.25	11.65	(0.42)	(3.00)	(3.42)
2022	63.55	0.34	(12.00)	(11.66)	(0.34)	(4.52)	(4.86)
2021	53.75	0.36	14.49	14.85	(0.65)	(4.40)	(5.05)
2020	47.10	0.44	9.46	9.90	(0.41)	(2.84)	(3.25)
Parnassus Growth Equity Fund – Investor Shares
Six-Month Period Ended June 30, 2025	25.72	(0.04)	2.29	2.25	-	-	-
2024	21.30	(0.06)	5.82	5.76	-	(1.34)	(1.34)
2023	14.95	0.02	6.68	6.70	(0.35)	-	(0.35)
For the period ended December 31, 2022(g)	15.00	0.00 (i)	(0.05)	(0.05)	-	-	-
Parnassus Growth Equity Fund – Institutional Shares
Six-Month Period Ended June 30, 2025	25.78	(0.02)	2.31	2.29	-	-	-
2024	21.30	(0.01)	5.83	5.82	-	(1.34)	(1.34)
2023	14.95	0.05	6.68	6.73	(0.38)	-	(0.38)
For the period ended December 31, 2022(g)	15.00	0.00 (i)	(0.05)	(0.05)	-	-	-
Parnassus Value Equity Fund – Investor Shares
Six-Month Period Ended June 30, 2025	52.45	0.26	2.42	2.68	-	-	-
2024	50.54	0.54	5.70	6.24	(0.56)	(3.77)	(4.33)
2023	45.27	0.59	5.57	6.16	(0.60)	(0.29)	(0.89)
2022	54.03	0.53	(7.99)	(7.46)	(0.54)	(0.76)	(1.30)
2021	48.31	0.69	14.08	14.77	(0.97)	(8.08)	(9.05)
2020	38.18	0.28	10.19	10.47	(0.34)	-	(0.34)

Semiannual Financial Statements (Unaudited) • 2025

Net Asset Value End of Period	Total Overall Return		Net Assets End of Period (000s)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)(d)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$63.77	7.14	%(e)	$13,055,928	0.84	%(f)	0.82	%(f)	0.18	%(f)	11.16%
59.57	18.52		13,311,327	0.81		0.81		0.33		34.20
55.11	24.93		12,929,826	0.82		0.82		0.56		29.01
46.92	(18.61)		11,173,977	0.85		0.82		0.42		39.63
63.41	27.55		15,405,636	0.82		0.82		0.38		25.82
53.65	21.19		11,906,386	0.84		0.84		0.69		37.15

63.96	7.24	(e)	15,478,487	0.61	(f)	0.61	(f)	0.39	(f)	11.16
59.75	18.75		15,705,097	0.61		0.61		0.53		34.20
55.26	25.21		14,868,509	0.62		0.61		0.77		29.01
47.03	(18.45)		12,736,208	0.62		0.61		0.64		39.63
63.55	27.81		16,869,763	0.61		0.61		0.60		25.82
53.75	21.47		11,320,933	0.62		0.62		0.91		37.15

27.97	8.75	(e)	25,477	1.27	(f)	0.84	(f)	(0.33	)(f)	25.02
25.72	26.85		22,970	1.40		0.84		(0.25)		34.89
21.30	44.82		8,006	2.89		0.84		0.10		34.94
14.95	(0.33	)(e)	227	7.83	(f)	0.84	(f)	3.52	(f)	-

28.07	8.88	(e)	44,036	1.04	(f)	0.63	(f)	(0.12	)(f)	25.02
25.78	27.13		40,733	1.18		0.63		(0.04)		34.89
21.30	45.09		22,529	1.86		0.63		0.30		34.94
14.95	(0.33	)(e)	10,573	2.30	(f)	0.63	(f)	3.11	(f)	-

55.13	5.11	(e)	2,936,654	0.94	(f)	0.88	(f)	1.01	(f)	19.13
52.45	12.01		3,118,642	0.91		0.88		0.99		24.08
50.54	13.70		3,267,439	0.93		0.88		1.26		30.19
45.27	(13.81)		3,008,001	0.92		0.88		1.11		32.36
54.03	31.12		3,768,904	0.90		0.90		1.20		37.22
48.31	27.42		2,238,344	0.94		0.94		0.75		52.77

Semiannual Financial Statements (Unaudited) • 2025

Financial Highlights (continued)

For a Share Outstanding for the Six-Month Period Ended June 30, 2025 (unaudited)	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Value Equity Fund – Institutional Shares
Six-Month Period Ended June 30, 2025	$52.59	$0.32	$2.44	$2.76	$-	$-	$-
2024	50.64	0.66	5.72	6.38	(0.66)	(3.77)	(4.43)
2023	45.36	0.70	5.58	6.28	(0.71)	(0.29)	(1.00)
2022	54.10	0.64	(8.00)	(7.36)	(0.62)	(0.76)	(1.38)
2021	48.36	0.80	14.11	14.91	(1.09)	(8.08)	(9.17)
2020	38.19	0.36	10.22	10.58	(0.41)	-	(0.41)
Parnassus Mid Cap Fund – Investor Shares
Six-Month Period Ended June 30, 2025	37.41	0.06	2.09	2.15	-	-	-
2024	37.25	0.07	3.80	3.87	(0.08)	(3.63)	(3.71)
2023	33.88	0.10	4.13	4.23	(0.14)	(0.72)	(0.86)
2022	45.20	0.03	(9.78)	(9.75)	-	(1.57)	(1.57)
2021	40.78	(0.04)	6.66	6.62	(0.01)	(2.19)	(2.20)
2020	35.63	0.12	5.18	5.30	(0.08)	(0.07)	(0.15)
Parnassus Mid Cap Fund – Institutional Shares
Six-Month Period Ended June 30, 2025	37.59	0.09	2.12	2.21	-	-	-
2024	37.42	0.14	3.83	3.97	(0.17)	(3.63)	(3.80)
2023	34.02	0.17	4.16	4.33	(0.21)	(0.72)	(0.93)
2022	45.39	0.11	(9.83)	(9.72)	(0.08)	(1.57)	(1.65)
2021	40.87	0.05	6.69	6.74	(0.03)	(2.19)	(2.22)
2020	35.68	0.20	5.20	5.40	(0.14)	(0.07)	(0.21)
Parnassus Mid Cap Growth Fund – Investor Shares
Six-Month Period Ended June 30, 2025	57.49	(0.09)	1.23	1.14	-	-	-
2024	55.57	(0.19)	6.35	6.16	-	(4.24)	(4.24)
2023	42.28	(0.15)	15.03	14.88	-	(1.59)	(1.59)
2022	64.36	(0.17)	(21.39)	(21.56)	-	(0.52)	(0.52)
2021	61.44	(0.34)	6.16	5.82	(0.94)	(1.96)	(2.90)
2020	50.47	(0.02)	14.19	14.17	(0.06)	(3.14)	(3.20)
Parnassus Mid Cap Growth Fund – Institutional Shares
Six-Month Period Ended June 30, 2025	57.85	(0.05)	1.24	1.19	-	-	-
2024	55.83	(0.12)	6.38	6.26	-	(4.24)	(4.24)
2023	42.42	(0.09)	15.09	15.00	-	(1.59)	(1.59)
2022	64.50	(0.11)	(21.45)	(21.56)	-	(0.52)	(0.52)
2021	61.49	(0.26)	6.17	5.91	(0.94)	(1.96)	(2.90)
2020	50.43	0.05	14.21	14.26	(0.06)	(3.14)	(3.20)

Semiannual Financial Statements (Unaudited) • 2025

Net Asset Value End of Period	Total Overall Return		Net Assets End of Period (000s)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)(d)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$55.35	5.25	%(e)	$1,611,578	0.72	%(f)	0.65	%(f)	1.24	%(f)	19.13%
52.59	12.27		1,706,549	0.71		0.65		1.22		24.08
50.64	13.94		1,652,941	0.72		0.65		1.49		30.19
45.36	(13.61)		1,518,273	0.72		0.65		1.35		32.36
54.10	31.37		1,654,506	0.71		0.71		1.39		37.22
48.36	27.72		1,025,590	0.73		0.71		0.96		52.77

39.56	5.75	(e)	1,176,863	1.00	(f)	0.96	(f)	0.30	(f)	28.79
37.41	9.99		1,265,449	0.95		0.95		0.17		43.55
37.25	12.67		1,477,106	0.98		0.96		0.28		42.45
33.88	(21.56)		1,974,198	0.97		0.96		0.09		47.52
45.20	16.39		3,155,696	0.96		0.96		(0.08)		34.76
40.78	14.88		2,749,355	0.98		0.98		0.34		41.00

39.80	5.88	(e)	1,396,072	0.78	(f)	0.75	(f)	0.50	(f)	28.79
37.59	10.21		1,576,993	0.78		0.75		0.34		43.55
37.42	12.92		3,921,694	0.76		0.75		0.49		42.45
34.02	(21.41)		4,103,007	0.76		0.75		0.30		47.52
45.39	16.63		5,518,086	0.75		0.75		0.13		34.76
40.87	15.16		4,211,267	0.76		0.75		0.58		41.00

58.63	1.98	(e)	618,555	0.81	(f)	0.80	(f)	(0.31	)(f)	33.89
57.49	10.55		647,286	0.81		0.80		(0.33)		41.45
55.57	35.60		645,243	0.81		0.80		(0.30)		47.49
42.28	(33.52)		514,193	0.80		0.80		(0.36)		58.11
64.36	9.37		880,724	0.80		0.80		(0.52)		28.73
61.44	28.61		860,120	0.83		0.83		(0.05)		82.46

59.04	2.06	(e)	183,271	0.70	(f)	0.68	(f)	(0.19	)(f)	33.89
57.85	10.68		194,674	0.70		0.68		(0.21)		41.45
55.83	35.77		183,037	0.71		0.68		(0.18)		47.49
42.42	(33.45)		144,292	0.70		0.68		(0.24)		58.11
64.50	9.50		237,137	0.68		0.68		(0.40)		28.73
61.49	28.81		218,962	0.68		0.68		0.09		82.46

Semiannual Financial Statements (Unaudited) • 2025

Financial Highlights (continued)

For a Share Outstanding for the Six-Month Period Ended June 30, 2025 (unaudited)	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus International Equity Fund – Investor Shares
For the period ended June 30, 2025(h)	$15.00	$0.05	$1.25	$1.30	$-	$-	$-
Parnassus International Equity Fund – Institutional Shares
For the period ended June 30, 2025(h)	15.00	0.09	1.21	1.30	-	-	-

Semiannual Financial Statements (Unaudited) • 2025

Net Asset Value End of Period	Total Overall Return		Net Assets End of Period (000s)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)(d)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$16.30	8.67	%(e)	$2,044	8.15	%(f)	0.95	%(f)	1.79	%(f)	1.21%

16.30	8.67	(e)	10,010	4.44	(f)	0.70	(f)	3.23	(f)	1.21

(a) Income (loss) from operations per share is based on average daily shares outstanding.

(b) Parnassus Investments has contractually limited expenses to an annualized rate of 0.84% for the Parnassus Growth Equity Fund – Investor Shares, 0.88% for the Parnassus Value Equity Fund – Investor Shares, 0.80% for the Parnassus Mid Cap Growth Fund – Investor Shares and 0.95% for the Parnassus International Equity Fund – Investor Shares.

(c) The ratio of gross expenses to average net assets for the Parnassus Core Equity Fund – Investor Shares and the Parnassus Mid Cap Fund – Investor Shares is a blended rate. For the period January 1, 2025, through April 30, 2025, the contractually limited rate was 0.82% for the Parnassus Core Equity Fund – Investor Shares and 0.96% for the Parnassus Mid Cap Fund – Investor Shares. As of May 1, 2025, the contractually limited rate is 0.81% for the Parnassus Core Equity Fund – Investor Shares and 0.95% for the Parnassus Mid Cap Fund – Investor Shares.

(d) Parnassus Investments has contractually limited expenses to an annualized rate of 0.61% for the Parnassus Core Equity Fund – Institutional Shares, 0.63% for the Parnassus Growth Equity Fund – Institutional Shares, 0.65% for the Parnassus Value Equity Fund – Institutional Shares, 0.75% for the Parnassus Mid Cap Fund – Institutional Shares, 0.68% for the Parnassus Mid Cap Growth Fund – Institutional Shares and 0.70% for the Parnassus International Equity Fund – Institutional Shares.

(e) Total Return is not annualized for periods less than one year.

(f) Annualized.

(g) The Parnassus Growth Equity Fund commenced operations on December 28, 2022, and the period shown is from December 28, 2022 through December 31, 2022.

(h) The Parnassus International Equity Fund commenced operations on April 28, 2025, and the period shown is from April 28, 2025 through June 30, 2025.

(i) Amount less than $0.01.

Semiannual Financial Statements (Unaudited) • 2025

Additional Information (unaudited)

Proxy Disclosures

Parnassus proxy voting policies and procedures are available, without charge, on our website (www.parnassus.com), on the Securities and Exchange Commission’s website (www.sec.gov) and by calling us at (800) 999-3505. The Funds file a proxy voting record with the Securities and Exchange Commission for the 12 months ended June 30. The most recent report is available by calling Parnassus or it may be obtained from the Securities and Exchange Commission’s website or the Parnassus website.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds publish their entire portfolio holdings information as of the end of each month and quarter on the Parnassus Funds’ website (www.parnassus.com). This information is available to anyone who visits the website and is updated on or about ten business days following the end of each month. Holdings information will remain on the website until updated for the subsequent time period.

Earnings growth is not representative of the fund’s future performance.

Mutual fund investing involves risk, and loss of principal is possible. The Fund’s share price may change daily based on the value of its security holdings. Stock markets can be volatile, and stock values fluctuate in response to the asset levels of individual companies and in response to general U.S. and international market and economic conditions. In addition to large cap companies, the Fund may invest in small and/or mid cap companies, which can be more volatile than large cap firms. Security holdings in the fund can vary significantly from broad market indexes.

Parnassus Growth Equity Fund and Parnassus Mid Cap Growth Fund: The adviser may be wrong in its assessment of a company’s potential for growth, and the growth stocks the fund holds may not grow as the advisor anticipates. In addition, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Parnassus Mid Cap and Parnassus Mid Cap Growth Funds: The Fund invests in small and/or mid cap growth companies, which are generally riskier than larger companies, and the Fund’s share price may be more volatile than funds that invest in larger companies.

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE GUIDELINES: The Fund evaluates ESG factors as part of the investment decision-making process, considering a range of impacts they may have on future revenues, expenses, assets, liabilities and overall risk. The Fund also utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy. There is no guarantee that the ESG strategy will be successful.

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month end is available on the Parnassus website (www.parnassus.com). Investment returns and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original principal cost.

Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus or summary prospectus, which contain this and other information. The prospectus or summary prospectus can be obtained on the Parnassus website or by calling (800) 999-3505.

Investment Adviser

Parnassus Investments, LLC

1 Market Street, Suite 1600

San Francisco, CA 94105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

405 Howard Street, Suite 600

San Francisco, CA 94105

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

Distributor

Parnassus Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Sign up for electronic delivery of prospectuses, shareholder reports and account statements at www.parnassus.com

If you do not hold your account directly with Parnassus, please contact the firm that holds your account to inquire about electronic delivery.

© 2025 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC. The Parnassus Funds are distributed by Parnassus Funds Distributor, LLC.

1 Market Street, Suite 1600 San Francisco, CA 94105^(800) 999-3505^www.parnassus.com

3

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Core Select ETF

Portfolio of Investments as of June 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Banks (3.0%)
Bank of America Corp.	31,522	1,491,621

Capital Markets (7.0%)
Intercontinental Exchange Inc.	11,077	2,032,297
S&P Global Inc.	2,805	1,479,049

		3,511,346

Chemicals (3.0%)
Linde plc	3,249	1,524,366

Commercial Services & Supplies (5.1%)
Waste Management Inc.	11,190	2,560,496

Containers & Packaging (2.3%)
Ball Corp.	20,158	1,130,662

Diversified Financial Services (5.6%)
Fiserv Inc. [q]	5,957	1,027,046
Mastercard Inc., Class A	3,162	1,776,854

		2,803,900

Equity Real Estate Investment Trusts (2.7%)
Realty Income Corp.	23,166	1,334,593

Health Care Equipment & Supplies (2.5%)
Stryker Corp.	3,218	1,273,137

Insurance (2.3%)
Brown & Brown Inc.	10,257	1,137,194

Interactive Media & Services (5.8%)
Alphabet Inc., Class A	16,425	2,894,578

Life Sciences Tools & Services (5.9%)
Danaher Corp.	15,025	2,968,039

Machinery (4.9%)
Deere & Co.	4,853	2,467,702

Multiline Retail (7.5%)
Amazon.com Inc. [q]	17,072	3,745,426

Pharmaceuticals (2.8%)
Eli Lilly & Co.	1,793	1,397,697

Semiconductors & Semiconductor Equipment (10.7%)
Applied Materials Inc.	11,491	2,103,657
NVIDIA Corp.	20,575	3,250,644

		5,354,301

Equities	Shares	Market Value ($)

Software (19.2%)
Microsoft Corp.	10,301	5,123,820
Salesforce Inc.	4,137	1,128,119
ServiceNow Inc. [q]	1,056	1,085,653
Synopsys Inc. [q]	2,415	1,238,122
Workday Inc., Class A [q]	4,423	1,061,520

		9,637,234

Specialty Retail (3.2%)
AutoZone Inc. [q]	428	1,588,834

Technology Hardware, Storage & Peripherals (4.0%)
Apple Inc.	9,740	1,998,356

Trading Companies & Distributors (2.1%)
Ferguson Enterprises Inc.	4,925	1,072,419

Total investment in equities (99.6%) (cost $46,417,344)		49,891,901

4

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Core Select ETF

Portfolio of Investments as of June 30, 2025 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.4%)
Citibank, New York	3.68%	07/01/2025	194,906	194,906

Total short-term securities (0.4%) (cost $194,906)				194,906

Total securities (100.0%) (cost $46,612,250)				50,086,807

Other assets and liabilities (0.0%)				(662)

Total net assets (100.0%)				50,086,145

q This security is non-income producing.

plc Public Limited Company

5

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Value Select ETF

Portfolio of Investments as of June 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Banks (7.8%)
Bank of America Corp.	5,621	265,986
JPMorgan Chase & Co.	1,097	318,031

		584,017

Capital Markets (8.9%)
S&P Global Inc.	675	355,921
The Charles Schwab Corp.	3,332	304,012

		659,933

Chemicals (3.2%)
Linde plc	524	245,850

Diversified Financial Services (4.5%)
Visa Inc., Class A	938	333,037

Diversified Telecommunication Services (4.0%)
Verizon Communications Inc.	6,843	296,097

Equity Real Estate Investment Trusts (4.2%)
CBRE Group Inc., Class A [q]	2,241	314,009

Food & Staples Retailing (3.0%)
Sysco Corp.	2,913	220,631

Health Care Providers & Services (2.8%)
UnitedHealth Group Inc.	656	204,652

Hotels, Restaurants & Leisure (3.5%)
Airbnb Inc., Class A [q]	1,962	259,651

Household Durables (3.5%)
D.R. Horton Inc.	2,006	258,613

Independent Power & Renewable Electricity Producers (4.3%)
Brookfield Renewable Corp.	9,835	322,391

Interactive Media & Services (3.9%)
Alphabet Inc., Class A	1,630	287,255

Life Sciences Tools & Services (5.7%)
Bio-Rad Laboratories Inc., Class A [q]	857	206,811
Thermo Fisher Scientific Inc.	546	221,381

		428,192

Machinery (7.6%)
Cummins Inc.	730	239,075
Deere & Co.	647	328,993

		568,068

Media (2.8%)
Comcast Corp., Class A	5,900	210,571

Equities	Shares	Market Value ($)

Multiline Retail (3.8%)
Amazon.com Inc. [q]	1,308	286,962

Pharmaceuticals (4.1%)
AstraZeneca plc, ADR	4,334	302,860

Road & Rail (3.7%)
Union Pacific Corp.	1,186	272,875

Semiconductors & Semiconductor Equipment (10.4%)
Applied Materials Inc.	1,377	252,087
Micron Technology Inc.	1,583	195,105
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,459	330,449

		777,641

Software (8.2%)
Microsoft Corp.	714	355,151
NICE Ltd., ADR [q]	1,502	253,703

		608,854

Total investment in equities (99.9%) (cost $7,216,507)		7,442,159

6

Semiannual Financial Statements (Unaudited) • 2025

Parnassus Value Select ETF

Portfolio of Investments as of June 30, 2025 (unaudited) (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.1%)
Royal Bank of Canada, Toronto	3.68%	07/01/2025	12,586	12,586

Total short-term securities (0.1%) (cost $12,586)				12,586

Total securities (100.0%) (cost $7,229,093)				7,454,745

Other assets and liabilities (0.0%)				(1,456)

Total net assets (100.0%)				7,453,289

q This security is non-income producing.

plc Public Limited Company
ADR American Depositary Receipt

7

Semiannual Financial Statements (Unaudited) • 2025

Statement of Assets and Liabilities

June 30, 2025 (unaudited)

	Parnassus Core Select ETF	Parnassus Value Select ETF

Assets

Investments in stocks, at market value – Unaffiliated

(cost $46,417,344 and $7,216,507)	$49,891,901	$7,442,159

Investments in short-term securities

(at cost which approximates market value)	194,906	12,586

Receivables

Dividends and interest	20,710	2,092

Total assets	$50,107,517	$7,456,837

Liabilities

Fees payable to Parnassus Investments	21,372	3,548

Total liabilities	$21,372	$3,548

Net assets	$50,086,145	$7,453,289

Net assets consist of

Capital paid-in	46,652,624	7,309,522

Total Distributable Earnings	3,433,521	143,767

Total net assets	$50,086,145	$7,453,289

Net asset value and offering per share

Net assets	$50,086,145	$7,453,289

Shares outstanding	1,970,000	300,000

Net asset values and redemption price per share

(Net asset value divided by shares outstanding)	$25.42	$24.84

8

Semiannual Financial Statements (Unaudited) • 2025

Statement of Operations

Period Ended June 30, 2025 (unaudited)

	Parnassus Core Select ETF	Parnassus Value Select ETF

Investment income

Dividends – Unaffiliated	$119,002	$45,538

Interest	1,680	562

Foreign withholding tax	(22)	(1,323)

Total investment income	$120,660	$44,777

Expenses

Management fees	70,986	16,067

Total expenses	$70,986	$16,067

Net expenses	$70,986	$16,067

Net investment income	$49,674	$28,710

Realized and unrealized gain (loss) on investments

Net realized (loss) from securities transactions – Unaffiliated	(91,259)	(110,638)

Net change in unrealized appreciation of securities – Unaffiliated	3,554,080	277,351

Net change in unrealized appreciation of securities – Affiliated	2,679	-

Net realized and unrealized gain on securities	$3,465,500	$166,713

Net increase in net assets resulting from operations	$3,515,174	$195,423

9

Semiannual Financial Statements (Unaudited) • 2025

Statement of Changes in Net Assets

June 30, 2025 (unaudited)

	Parnassus Core Select ETF		Parnassus Value Select ETF
	Period Ended June 30, 2025	Period Ended December 31, 2024*	Period Ended June 30, 2025	Period Ended December 31, 2024*

Investment income from operations

Net investment income	$49,674	$549	$28,710	$43

Net realized (loss) from securities transactions	(91,259)	-	(110,638)	-

Net change in unrealized appreciation (depreciation) of securities	3,556,759	(82,202)	277,351	(51,699)

Increase (decrease) in net assets resulting from operations	$3,515,174	$(81,653)	$195,423	$(51,656)

Net Dividends and Distributions	-	-	-	-

Capital share transactions

Proceeds from sale of shares	43,687,263	2,965,361	6,065,761	1,243,761

Shares repurchased	-	-	-	-

Increase in net assets from capital share transactions	43,687,263	2,965,361	6,065,761	1,243,761

Increase in net assets	$47,202,437	$2,883,708	$6,261,184	$1,192,105

Net Assets

Beginning of period	2,883,708	-	1,192,105	-

End of period	$50,086,145	$2,883,708	$7,453,289	$1,192,105

Shares issued and redeemed

Shares sold	1,850,000	120,000	250,000	50,000

Net increase in shares outstanding	1,850,000	120,000	250,000	50,000

* For the period from December 11, 2024 (commencement of operations) through December 31, 2024.

10

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements

1. Organization

The Parnassus ETFs are series of the Parnassus Funds II trust (formerly known as Parnassus Income Funds trust) (the “Trust”), organized as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The financial statements and these notes relate only to the Parnassus Core Select ETF and the Parnassus Value Select ETF (each a “Fund” and, collectively, the “Funds”), both of which commenced operations on December 11, 2024. The Trust also includes the Parnassus Core Equity Fund. The Funds operate as exchange-traded funds (“ETFs”) and are classified as “non-diversified” under the 1940 Act. Each Fund has distinct investment objectives and investment strategies. In general, each of the Funds seeks capital appreciation.

2. Significant Accounting Policies

Each Fund operates as a separate investment company that applies the accounting and reporting guidance issued in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies issued by the Financial Accounting Standards Board (“FASB”). The presentation of the financial statements is made using specialized accounting principles applicable to investment companies.

Short-Term Securities

Short-term securities represent investments of excess cash and consist of time deposits.

Security Transactions and Related Investment Income and Expenses

Securities transactions are recorded on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of highest cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method, which approximates the interest method. Expenses are recorded on an accrual basis.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the ex-dividend date to shareholders of record on the record date. The Funds pay income dividends annually and capital-gain dividends, if any, at least annually.

3. Securities Valuations

Methods and Inputs

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When market quotations are not readily available the Funds’ Valuation Designee (as defined below) determines the fair value pursuant to duly adopted fair value methodologies. In compliance with Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) has designated the Funds’ investment manager, Parnassus Investments, LLC (“Parnassus Investments” or the “Adviser”), as its valuation designee (the “Valuation Designee”), meaning the Adviser has day-to-day responsibility for fair valuation of the Funds’ portfolio investments, subject to the Board’s oversight.

Equity securities and ETFs that are listed or traded on a national securities exchange are stated at market value, based on recorded closing sales on the exchange or at the NASDAQ’s National Market official closing price. In the absence of a recorded sale, and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices. Investments in registered investment companies that are not listed or traded on a national securities exchange are valued at their net asset value.

Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. Other fixed-income securities experiencing a less active market are valued as determined by the pricing services selected by the Valuation Designee, based on methods which include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities. Mortgage-backed and asset-backed

11

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

securities are valued as determined by the pricing services selected by the Valuation Designee, based on methods which include standard inputs and cashflows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information.

The Funds follow ASC Topic 820, Fair Value Measurements and Disclosure issued by the FASB, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1–unadjusted quoted prices in active markets for identical investments, Level 2–other significant observable inputs (including quoted prices for similar investments) and Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Risk Factors

Investing in the Parnassus ETFs may involve certain risks including, but not limited to those identified below. Please refer to the Funds’ current prospectus and statement of additional information for more information on the risks associated with investing in the Funds.

Market Conditions

The prices of, and the income generated by, the common stocks and other securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and public health emergencies (such as the spread of infectious disease); and currency, interest rate and commodity price fluctuations. Additionally, the values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these debt securities. The Funds’ Adviser attempts to reduce these risks through diversification of each portfolio and ongoing credit analysis as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so. Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures and higher transaction costs.

Foreign (Non-U.S.) Securities Risk

Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investment outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Contractual Obligations

Under the Trust’s organizational documents, the officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Non-Diversification

The Funds are non-diversified under the 1940 Act and employ a concentrated investment strategy. Accordingly, the Funds typically invest a greater portion of their assets in, and their performance may be affected by, a smaller number of issuers than if they were diversified, less concentrated funds. Further, the Funds may experience greater losses as a result of a single issuer’s unfavorable market or economic

12

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

conditions or other adverse developments impacting the market value of the issuer’s securities.

Authorized Participants, Market Makers, and Liquidity Providers Concentration

Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of financial institutions that may act as Authorized Participant. In addition, there may be a limited number of market makers or liquidity providers in the marketplace. To the extent that these intermediaries exit the business or otherwise become unable to process creation or redemption orders, the Funds’ shares may trade at a material discount to their net asset value (“NAV”) and possibly face trading halts or delisting. In periods of market volatility, Authorized Participants, market makers, or liquidity providers may be less willing to transact in Fund shares.

5. Taxation and Distributions

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and capital gains to shareholders. Therefore, no federal income tax provision is required. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Funds follow ASC 740, Income Taxes, relating to uncertainty in income taxes and disclosures. ASC 740 establishes a minimum threshold for income tax benefits to be recognized in the financial statements. These tax benefits must meet a “more likely than not” threshold, which means that based on technical merits, they have a more than 50% likelihood of being sustained upon examination by the tax authority. Tax benefits meeting this threshold are measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority. As of and during the six-month period ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur interest or penalties. As of June 30, 2025, the Funds had no tax examinations or audits in progress.

Tax Matters and Distributions

As of June 30, 2025, the costs of investments in securities and net unrealized appreciation/depreciation for income tax purposes were as follows:

	Parnassus Core Select ETF	Parnassus Value Select ETF
Cost of investment	$46,612,250	$7,229,093
Gross unrealized appreciation	$3,898,042	$469,016
Gross unrealized depreciation	$(423,485)	$(243,364)
Net unrealized appreciation (depreciation)	$3,474,557	$225,652

Reclassifications as shown in the following table have been made in each Fund’s capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of June 30, 2025. Additional permanent book to tax adjustments may be required in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares, net operating losses, and certain differences in the computation of distributable income and capital gains under Federal tax rules versus GAAP.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

13

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

6. Fair Value Measurements

The following table summarizes the Funds’ financial assets as of June 30, 2025, that are valued at fair value on a recurring basis:

Parnassus Core Select ETF

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$2,894,578	$-	$-	$2,894,578

Consumer Discretionary	5,334,260	-	-	5,334,260

Financials	8,944,061	-	-	8,944,061

Health Care	5,638,873	-	-	5,638,873

Industrials	6,100,617	-	-	6,100,617

Information Technology	16,989,891	-	-	16,989,891

Materials	2,655,028	-	-	2,655,028

Real Estate	1,334,593	-	-	1,334,593

Short-Term Investments	194,906	-	-	194,906
Total	$50,086,807	$-	$-	$50,086,807

Parnassus Value Select ETF

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$793,923	$-	$-	$793,923

Consumer Discretionary	805,226	-	-	805,226

Consumer Staples	220,631	-	-	220,631

Financials	1,576,987	-	-	1,576,987

Health Care	935,704	-	-	935,704

Industrials	840,943	-	-	840,943

Information Technology	1,386,495	-	-	1,386,495

Materials	245,850	-	-	245,850

Real Estate	314,009	-	-	314,009

Utilities	322,391	-	-	322,391

Short-Term Investments	12,586	-	-	12,586
Total	$7,454,745	$-	$-	$7,454,745

The Funds’ Valuation Designee has adopted fair value pricing methodologies to fair value each Fund’s securities when market prices are not “readily available” or are unreliable. Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected within Level 3 of the fair value hierarchy. Fair value determinations are made in good faith in accordance with the duly adopted fair value pricing methodologies. The Valuation Designee provides quarterly and annual reports to the Funds’ Trustees in connection with the Board’s obligation to oversee the Valuation Designee.

7. Capital Stock

Capital stock consists of an unlimited number of authorized shares of capital stock with no par value.

8. Purchases and Sales of Securities

The Funds issue and redeem shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities or cash. Most investors buy and sell shares in secondary market transactions through brokers. Shares of the Funds are listed for

14

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

trading on the New York Stock Exchange and, because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater or lower than NAV.

Creation Units generally consist of 10,000 shares, though this may change from time to time. A Fund generally issues and redeems Creation Units in exchange for a portfolio of securities, assets or other positions closely approximating the holdings of the

Fund (referred to as a “basket” or “Deposit Securities”) and an amount of U.S. cash to account for any difference between the value of the basket and the net asset value of the Creation Units.

Purchases and proceeds from sales of securities, excluding short-term securities and in-kind transactions for the six-month period ended June 30, 2025 were as follows:

Fund	Affiliated Purchases	Unaffiliated Purchases	Affiliated Sales	Unaffiliated Sales
Parnassus Core Select ETF	$-	$2,859,036	$-	$2,619,653
Parnassus Value Select ETF	-	1,232,866	-	1,165,537

The costs of in-kind subscriptions and the proceeds from in-kind redemptions for the six-month period ended June 30, 2025, were as follows:

Fund	Affiliated Purchases	Unaffiliated Purchases	Affiliated Sales	Unaffiliated Sales
Parnassus Core Select ETF	$-	$43,315,966	$-	$-
Parnassus Value Select ETF	-	6,021,029	-	-

9. Investment Advisory Agreement and Transactions with Affiliates

Under terms of an agreement which provides for furnishing investment management and advice to the Funds, the Adviser is entitled to receive unitary fees payable monthly, based on such Fund’s average daily net assets for the month, at the following annual rates:

Parnassus Core Select ETF: 0.58%. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund to 0.58% of the Fund’s average daily net assets through at least May 1, 2026.

Parnassus Value Select ETF: 0.59%. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund to 0.59% of the Fund’s average daily net assets through at least May 1, 2026.

Pursuant to the unitary management fee, the Adviser will pay all of the Funds’ expenses, except for the following: advisory and sub-advisory fees, costs of holding shareholder meetings, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, legal fees and expenses relating to arbitration or litigation, and other non-routine or extraordinary expenses.

The Adviser has appointed Brown Brothers Harriman as a sub-administrator and transfer agent to the Funds. Brown Brothers Harriman provides day-to-day operational services to each Fund including, but not limited to fund accounting services. The fees payable to Brown Brothers Harriman for sub-administrative and transfer agent services are paid by the Adviser and not the Funds.

15

Semiannual Financial Statements (Unaudited) • 2025

Notes to Financial Statements (continued)

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund and/or funds under common control own 5% or more of the outstanding voting securities. Additionally, under the 1940 Act, an investment is presumed to be a “controlled affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated company’s outstanding shares or has the power to exercise control over management or policies of such company.

During the six-month period ended June 30, 2025, there were no investments in “affiliated companies”.

11. Segment Reporting

The Funds recently adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect either Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Adviser acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment to or additional disclosure in the financial statements.

16

Semiannual Financial Statements (Unaudited) • 2025

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17

Semiannual Financial Statements (Unaudited) • 2025

Financial Highlights

Selected data for each share of capital stock outstanding, total return and ratios/supplement data for the period ended June 30, 2025:

For a Share Outstanding for the Period Ended	Net Asset Value Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Core Select ETF
Six-Month Period Ended June 30, 2025	$24.03	$0.05		$1.34	$1.39	$-	$-	$-
For the period ended December 31, 2024(e)	25.06	0.01		(1.04)	(1.03)	-	-	-
Parnassus Value Select ETF
Six-Month Period Ended June 30, 2025	23.84	0.12		0.88	1.00	-	-	-
For the period ended December 31, 2024(e)	25.02	0.00	(f)	(1.18)	(1.18)	-	-	-

18

Semiannual Financial Statements (Unaudited) • 2025

Financial Highlights (continued)

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return at Net Asset Value(b)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$25.42	$50,086	5.78%	0.58%		0.58%		0.41%		10.48%
24.03	2,884	(4.11)	0.58	(c)	0.58	(c)	0.55	(c)	-	(d)

24.84	7,453	4.19	0.59		0.59		1.05		22.00
23.84	1,192	(4.72)	0.59	(c)	0.59	(c)	0.08	(c)	-	(d)

(a) Income (loss) from operations per share is based on average daily shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.

(c) Annualized.

(d) Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

(e) The Parnassus Core Select ETF and the Parnassus Value Select ETF commenced operations on December 11, 2024, and the period shown is from December 11, 2024 through December 31, 2024.

(f) Amount less than $0.01.

19

Semiannual Financial Statements (Unaudited) • 2025

Additional Information (unaudited)

Proxy Disclosures

Parnassus proxy voting policies and procedures are available, without charge, on our website (www.parnassus.com), on the Securities and Exchange Commission’s website (www.sec.gov) and by calling us at (855) 514-4443. The Funds file a proxy voting record with the Securities and Exchange Commission for the 12 months ended June 30. The most recent report is available by calling Parnassus or it may be obtained from the Securities and Exchange Commission’s website or the Parnassus website.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds publish their entire portfolio holdings information as of the end of each day on the Parnassus Funds’ website (www.parnassus.com). This information is available to anyone who visits the website and is updated daily. Holdings information will remain on the website until updated for the subsequent day.

20

Earnings growth is not representative of the fund’s future performance.

ETF investing involves risk, and loss of principal is possible. ETFs may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market prices (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Fund share price may change daily based on the value of its security holdings. Stock markets can be volatile, and stock values fluctuate in response to the asset levels of individual companies and in response to general U.S. and international market and economic conditions. In addition to large cap companies, the Funds may invest in small and/or mid cap companies, which can be more volatile than large cap firms. Security holdings in the fund can vary significantly from broad market indexes.

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE GUIDELINES: The Funds evaluate ESG factors as part of the investment decision-making process, considering a range of impacts they may have on future revenues, expenses, assets, liabilities and overall risk. The Fund also utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy. There is no guarantee that the ESG strategy will be successful.

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month end is available on the Parnassus website (www.parnassus.com).

Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus or summary prospectus, which contain this and other information. The prospectus or summary prospectus can be obtained on the Parnassus website, www.parnassus.com, or by calling (855) 514-4443.

The Parnassus Funds are distributed by Parnassus Funds Distributor, LLC.

©2025 Parnassus Investments. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC. All rights reserved.

Investment Adviser

Parnassus Investments, LLC

1 Market Street, Suite 1600

San Francisco, CA 94105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

405 Howard Street, Suite 600

San Francisco, CA 94105

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

Distributor

Parnassus Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Sign up for electronic delivery of prospectuses, shareholder reports and account statements at www.parnassus.com

If you do not hold your account directly with Parnassus, please contact the firm that holds your account to inquire about electronic delivery.

1 Market Street, Suite 1600, San Francisco, CA 94105^(855)-514-4443^www.parnassus.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

This information is included in the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Boards of Trustees (the “Board” and the members thereof referred to herein as the “Trustees”) of the Parnassus Funds and Parnassus Funds II (formerly, Parnassus Income Funds) (the “Trusts”) meet to review and consider the continuance of the investment advisory agreements (the “Investment Advisory Agreements”) by and between each of the Trusts, on behalf of the series of each Trust (each, a “Fund”) and Parnassus Investments, LLC (“Parnassus Investments” or the “Adviser”) and the approval of the investment advisory agreement (the “New Fund Advisory Agreement” and together with the Investment Advisory Agreements, the “Advisory Agreements”) by and between Parnassus Funds, on behalf of the Parnassus International Equity Fund (the “New Fund” and, collectively with each other Fund, the “Funds”), and the Adviser. In this regard, the Trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), met on March 10, 2025 and March 25, 2025 to review and evaluate the continuance of the Investment Advisory Agreements and the approval of the New Fund Advisory Agreement, and all of the Trustees, including the Independent Trustees, met on March 26, 2025 to review and evaluate the continuance of the Investment Advisory Agreements and the approval of the New Fund Advisory Agreement. The Trustees, including the Independent Trustees, were provided with relevant information by the Adviser, as described below, and the Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements and with whom they met separately in executive session on March 10, 2025 and March 25, 2025. In addition, the Trustees considered matters bearing on the management of the Funds and other arrangements at regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser.

Prior to approving the continuation of the Investment Advisory Agreements and approving the New Fund Advisory Agreement, the Trustees, including the Independent Trustees, considered, where applicable:

•

The nature and quality of the investment advisory services provided or to be provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the Advisory Agreements and how the services performed or to be performed by the Adviser under the Advisory Agreements differ from those performed for other funds and accounts.

•	A comparison of the current or proposed fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.

•	A comparison of the fee structures of other funds and accounts managed by the Adviser.

•	Whether economies of scale will be or are recognized by the Funds, and whether advisory fee breakpoints are appropriate.

•	The actual or projected costs and profitability of the Funds to the Adviser.

•	Short-term and long-term investment performance of the Funds, except for the New Fund which had not yet commenced operations and therefore had no investment performance available.

•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee).

The material considerations and determinations of the Trustees, including all of the Independent Trustees, are as follows:

Nature and Quality of Investment Advisory Services

The Trustees considered the nature of the investment process employed or to be employed by Parnassus Investments, including the interplay of sustainable business factors in the process of selecting investments.

The Trustees considered the experience of senior management; the adequacy of succession plans in place; and the qualifications, tenure, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

In considering the nature, extent and quality of the services provided or to be provided by Parnassus Investments, the Trustees reviewed written and oral reports and written responses prepared by Parnassus Investments describing the portfolio management, shareholder communication and servicing, prospective shareholder assistance and regulatory compliance services provided or to be provided by Parnassus Investments to the Funds. With respect to the existing Funds, the Trustees also considered a written report prepared by Broadridge, an independent provider of investment company data, comparing aspects of the portfolio management services provided by Parnassus Investments to similar services provided to a universe of comparable funds (the “Universe”). The Trustees considered the differences and similarities between the funds included in the Universe and the Funds. Based on this review, the Trustees determined that Parnassus Investments will provide or continue to provide high quality services to the Funds, as the existing Funds generally compare favorably to the Universe and have generally performed well.

The Independent Trustees evaluated the ability of Parnassus Investments, based on its financial condition, resources, reputation and other attributes to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Independent Trustees further considered the compliance program of Parnassus Investments, noting that the Trusts have a robust compliance program. In addition, the Independent Trustees took into account the administrative services provided or to be provided to the Funds by Parnassus Investments.

Overall, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory and administrative services to be provided to the New Fund and provided to the Funds by Parnassus Investments, and that the nature and extent of the services to be provided or provided by Parnassus Investments are appropriate.

Comparative Fees and Expenses

The Trustees considered the current and proposed fee structures of the Funds. They considered the variables, in addition to the advisory fees, that impact costs to the shareholders of the Funds. They reviewed reports comparing the advisory fees paid or to be paid by each Fund and each Fund’s expense ratio to that of the applicable peer group and concluded overall that the advisory fee paid or to be paid by each Fund was appropriate and that each Fund’s expense ratio was within a reasonable range of its respective peer group.

The Trustees considered the distinction between the services performed by Parnassus Investments for other funds and accounts and those performed or to be performed by Parnassus Investments for the Funds. The Trustees concluded that the services performed or to be performed by Parnassus Investments for the Funds require a different level of service and oversight than the services performed by Parnassus Investments for institutional separate accounts. The Board also considered the differences in portfolio construction and other unique aspects of the Funds as compared to institutional separate accounts managed by Parnassus Investments. The Trustees concluded that the fee rates charged or to be charged to each Fund are reasonable.

Comparison of Fee Structures of Other Accounts

The Trustees considered that the management of the Funds involves more comprehensive and substantive duties than the management of institutional separate accounts. Specifically:

•	Parnassus Investments provides tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•

With regard to the Funds, Parnassus Investments attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•	Parnassus Investments maintains a robust shareholder communication effort for the Funds to reach shareholders through direct contact, through intermediaries, or via the financial press.

•

Parnassus Investments coordinates with the Funds’ Chief Compliance Officer and other service providers to ensure compliance with regulatory regimens imposed by applicable law and the Internal Revenue Code.

•	Separate accounts do not require the same level of services and oversight, nor do they present the same compliance risk.

Economies of Scale

The Trustees noted that the current or proposed investment advisory fee for each Fund contains a number of breakpoints in an effort to reflect economies of scale that might be realized as each such Fund grows. The Independent Trustees also noted that actual or potential economies of scale will be reasonably shared with Fund shareholders through these breakpoints, as well as through any fee waivers and expense reimbursement arrangements applicable to such Funds. The Trustees concluded that the current and proposed fees and breakpoints were appropriate. They also concluded that the Adviser’s ongoing and significant investments in the Funds’ portfolio management, research, technology and compliance teams result in a sharing of economies of scale that benefits the Funds and their shareholders.

Costs and Profitability

The Trustees reviewed a report of the actual and projected costs of services provided or to be provided, and the actual and projected profits realized or to be realized, by Parnassus Investments from its relationship with each Fund and concluded, on a Fund-by-Fund basis, that such profits were or were expected to be reasonable and not excessive, including when compared to profitability guidelines set forth in relevant case law.

Performance

With the exception of the New Fund, which had not commenced operations and therefore had no investment performance available, the Trustees compared the performance of each of the Funds to benchmark indices over various periods of time ended December 31, 2024 and to the Universe of comparable funds as determined by Broadridge. They noted, on a comparative basis, that the Parnassus Value Equity Fund overperformed its benchmark over the 5 and 10 year periods and underperformed its benchmark over the 1 year period; the Parnassus Growth Equity Fund underperformed its benchmark over the 1 year period; and each of the Parnassus Core Equity Fund, the Parnassus Mid Cap Growth Fund and the Parnassus Mid Cap Fund each underperformed their respective benchmark over the 1, 5 and 10 year periods. The Trustees also reviewed how each Fund’s performance compared to its comparable funds in the Universe and determined that each Fund’s performance has been within a reasonable range of its comparable funds in the Universe.

The Trustees noted that at each quarterly meeting, the Trustees review reports comparing the investment performance of the Funds to various indices. Based on the information provided at the Meeting and the information and quarterly discussions regarding the Funds’ investment performance, the Trustees believe that Parnassus Investments manages the Funds in a manner that is materially consistent with their stated investment objective and style. The Trustees concluded that each Fund’s investment performance was reasonable.

The Trustees considered that the New Fund is newly formed and as such does not have a record of prior performance. However, based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other Funds, as well as on the New Fund’s investment strategies and the Adviser’s written and oral presentation, the Trustees concluded, within the context of their full deliberations, that they were satisfied that the Adviser has the capability of providing satisfactory investment performance for the New Fund.

Based on the information provided, the Trustees believe that Parnassus Investments would manage the New Fund in a manner that is materially consistent with its stated investment objective and strategies.

Fall-Out Benefits

The Trustees then considered other benefits to Parnassus Investments from serving as adviser to the Funds (in addition to the advisory fee). The Trustees noted that Parnassus Investments derives ancillary benefits from its association with the Funds in the form of proprietary and third-party research products and services received from broker dealers that execute portfolio trades for the Funds. The Trustees determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process. The Trustees concluded that the other benefits realized or to be realized by Parnassus Investments from its relationship with the Funds were reasonable.

Conclusion

After reviewing the 15(c) Materials, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by Parnassus Investments, the performance of the Funds, expense information, regulatory compliance matters, trading information and related matters and other factors deemed relevant by the Trustees, the Trustees, including all of the Independent Trustees, approved the New Fund Advisory Agreement and the continuance of the Investment Advisory Agreements.

The Trustees noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Trustees meeting in executive sessions. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the New Fund Advisory Agreement and the continuance of the Investment Advisory Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the Registrant is made known to them by others, particularly during the period in which this report is being prepared. The Registrant’s certifying officers have determined that the Registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the Registrant’s fiscal half-year, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics – Not applicable for semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds and Parnassus Funds II

By: (Signature and Title)

/s/ Benjamin E. Allen
Benjamin E. Allen
Title:	President and Principal Executive Officer
Date:	August 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Benjamin E. Allen
Benjamin E. Allen
Title:	President and Principal Executive Officer
Date:	August 13, 2025

By: (Signature and Title)

/s/ Marc C. Mahon
Marc C. Mahon
Title:	Treasurer and Principal Financial Officer
Date:	August 13, 2025